Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		DEBT OBLIGATIONS — 96.8%

		Asset Backed Securities — 10.1%
2,559,000		Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, due 08/15/46 144A	2,265,301
11,721		AmeriCredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, due 02/18/25	11,726
200,000		AmeriCredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, due 02/18/25	199,487
400,000		AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, due 04/18/25	397,538
600,000		AmeriCredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, due 07/18/25	591,275
500,000		AmeriCredit Automobile Receivables Trust, Series 2020-1, Class B, 1.48%, due 01/21/25	495,502
400,000		AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, due 01/19/27	371,072
400,000		AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, due 08/18/27	366,269
568,000		AMSR Trust, Series 2020-SFR4, Class A, 1.36%, due 11/17/37 144A	524,685
1,350,000		AMSR Trust, Series 2021-SFR1, Class A, 1.95%, due 06/17/38(b) 144A	1,174,414
1,529,000		AMSR Trust, Series 2021-SFR2, Class A, 1.53%, due 08/17/38 144A	1,367,435
227,000		AMSR Trust, Series 2021-SFR4, Class A, 2.12%, due 12/17/38 144A	205,771
3,500,000		Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class AR2, 2.33% (3 mo. USD LIBOR + 1.09%), due 01/28/31(c) 144A	3,449,082
488,070		Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/05/49 144A	475,189
209,519		Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 07/17/46 144A	193,709
603,255		Arbys Funding LLC, Series 2020-1A, Class A2, 3.24%, due 07/30/50 144A	544,699
1,550,000		ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, due 08/15/28 144A	1,533,104
572,000		Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, due 03/20/26 144A	545,752
297,000		Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, due 08/20/26 144A	282,816
2,500,000	EUR	Barings Euro CLO DAC, Series 2015-1A, Class ARR, 0.98% (3 mo. EURIBOR + 0.98%), due 07/25/35(c) 144A	2,464,831
198,000		BMW Vehicle Lease Trust, Series 2022-1, Class A3, 1.10%, due 03/25/25	191,218
1,250,000	EUR	BNPP AM Euro CLO DAC, Series 2018-1A, Class AR, 0.60% (3 mo. EURIBOR + 0.60%), due 04/15/31(c) 144A	1,268,818
204,488		Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.83%, due 10/20/50 144A	194,209
124,699		BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A, 3.28%, due 09/26/33 144A	120,009
366,000		Capital Automotive REIT, LP, Series 2020-1A, Class B1, 4.17%, due 02/15/50 144A	344,992
2,476,000		Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A, 3.49%, due 05/15/27	2,479,935
137,492		Capital One Prime Auto Receivables Trust, Series 2019-1, Class A3, 2.51%, due 11/15/23	137,716
1,750,000	EUR	Carlyle Global Market Strategies Euro CLO, Ltd., Series 2014-2A, Class AR1, 0.75% (3 mo. EURIBOR + 0.75%), due 11/15/31(c) 144A	1,772,716
282,000		Carlyle US CLO, Ltd., Series 2019-2A, Class A1R, 2.16% (3 mo. USD LIBOR + 1.12%), due 07/15/32(c) 144A	276,093

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
400,000	CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, due 08/17/26	373,631
300,000	CarMax Auto Owner Trust, Series 2021-2, Class C, 1.34%, due 02/16/27	277,474
310,000	CarMax Auto Owner Trust, Series 2021-3, Class C, 1.25%, due 05/17/27	286,631
300,000	CarMax Auto Owner Trust, Series 2021-4, Class C, 1.38%, due 07/15/27	274,842
281,000	CarMax Auto Owner Trust, Series 2022-1, Class A3, 1.47%, due 12/15/26	268,934
400,000	CarMax Auto Owner Trust, Series 2022-1, Class C, 2.20%, due 11/15/27	371,291
200,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, due 07/17/28	186,164
1,859,417	CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, due 07/15/60 144A	1,687,391
740,740	CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, due 03/15/61 144A	654,159
850,000	CIFC Funding CLO, Ltd., Series 2014-2RA, Class A1, 2.23% (3 mo. USD LIBOR + 1.05%), due 04/24/30(c) 144A	838,478
1,500,000	CIFC Funding CLO, Ltd., Series 2015-1A, Class ARR, 2.25% (3 mo. USD LIBOR + 1.11%), due 01/22/31(c) 144A	1,473,083
1,200,000	Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, due 10/13/30	1,214,301
696,651	CLI Funding VI LLC, Series 2020-1A, Class A, 2.08%, due 09/18/45 144A	623,546
664,459	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, due 02/18/46 144A	587,232
366,007	CLI Funding VIII LLC, Series 2022-1A, Class A1, 2.72%, due 01/18/47 144A	328,310
173,163	Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 2.68%, due 09/25/42 144A	166,125
2,250,000	Crown City CLO I, Series 2020-1A, Class A1AR, 2.25% (3 mo. USD LIBOR + 1.19%), due 07/20/34(c) 144A	2,167,535
1,250,000	Crown Point CLO 11, Ltd., Series 2021-11A, Class A, 1.37% (3 mo. USD LIBOR + 1.12%), due 01/17/34(c) 144A	1,213,209
330,000	DataBank Issuer, Series 2021-1A, Class A2, 2.06%, due 02/27/51 144A	299,018
194,373	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	186,753
2,344,220	DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, due 11/20/51 144A	1,939,023
1,148,230	DB Master Finance LLC, Series 2021-1A, Class A2I, 2.05%, due 11/20/51 144A	1,023,674
112,000	Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, due 04/15/49 144A	95,643
593,650	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	569,340
3,317,490	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, due 04/25/51 144A	2,902,082
45,198	Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42%, due 03/17/25	45,174
300,000	Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, due 07/15/25	298,686
349,575	Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.24%, due 01/20/51 144A	315,932
482,575	Driven Brands Funding LLC, Series 2021-1A, Class A2, 2.79%, due 10/20/51 144A	404,228
459,000	Elmwood CLO IV, Ltd., Series 2020-1A, Class A, 2.28% (3 mo. USD LIBOR + 1.24%), due 04/15/33(c) 144A	447,799
823,138	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, due 10/19/37 144A	758,801
460,202	FirstKey Homes Trust, Series 2021-SFR1, Class A, 1.54%, due 08/17/38 144A	412,864
401,000	FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, due 08/17/38 144A	354,281
2,643,000	FirstKey Homes Trust, Series 2022-SFRA, Class A, 3.10%, due 03/17/39 144A	2,490,384
220,335	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.60%, due 07/25/47 144A	214,063
161,006	FOCUS Brands Funding LLC, Series 2017-1A, Class A2IB, 3.86%, due 04/30/47 144A	155,995
1,745,000	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06%, due 04/15/33 144A	1,580,061
300,000	Ford Credit Auto Owner Trust, Series 2020-C, Class C, 1.04%, due 05/15/28	277,030
153,000	Ford Credit Auto Owner Trust, Series 2022-A, Class A3, 1.29%, due 06/15/26	146,924

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Asset Backed Securities — continued
300,000		Ford Credit Auto Owner Trust, Series 2022-A, Class C, 2.14%, due 07/15/29	279,000
2,282,000		Ford Credit Auto Owner Trust, Series 2022-B, Class A4, 3.93%, due 08/15/27	2,290,074
818,000		Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A, 3.06%, due 04/15/26	806,792
698,000		Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A, 1.06%, due 09/15/27	641,395
1,000,000		Generate CLO-2, Ltd., Series 1A, Class AR, 2.29% (3 mo. USD LIBOR + 1.15%), due 01/22/31(c) 144A	983,002
3,500,000		Generate CLO-4, Ltd., Series 4A, Class A1R, 2.15% (3 mo. USD LIBOR + 1.09%), due 04/20/32(c) 144A	3,439,569
139,000		GM Financial Automobile Leasing Trust, Series 2021-2, Class A4, 0.41%, due 05/20/25	133,909
100,000		GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, due 06/17/24	100,181
300,000		GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class C, 1.04%, due 05/17/27	281,758
164,000		GM Financial Consumer Automobile Receivables Trust, Series 2021-4, Class A3, 0.68%, due 09/16/26	156,434
128,000		GM Financial Consumer Automobile Receivables Trust, Series 2022-1, Class A3, 1.26%, due 11/16/26	122,465
260,000		GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A, 0.68%, due 08/15/25 144A	251,298
315,000		Golub Capital Partners ABS Funding, Ltd., Series 2020-1A, Class A2, 3.21%, due 01/22/29 144A	303,058
434,000		Golub Capital Partners ABS Funding, Ltd., Series 2021-1A, Class A2, 2.77%, due 04/20/29 144A	406,239
364,000		HI-FI Music IP Issuer, LP, Series 2022-1A, Class A2, 3.94%, due 02/01/62 144A	348,763
99,480		Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, due 12/26/28 144A	98,084
77,556		Hilton Grand Vacations Trust, Series 2018-AA, Class A, 3.54%, due 02/25/32 144A	76,390
105,567		Home Equity Asset Trust, Series 2003-8, Class M1, 2.70% (1 mo. USD LIBOR + 1.08%), due 04/25/34(c)	102,135
309,118		Home Partners of America Trust, Series 2021-2, Class A, 1.90%, due 12/17/26 144A	276,486
279,000		Honda Auto Receivables Owner Trust, Series 2021-2, Class A4, 0.55%, due 08/16/27	261,362
238,000		Hyundai Auto Lease Securitization Trust, Series 2022-A, Class A3, 1.16%, due 01/15/25 144A	229,982
2,000,000	EUR	Invesco Euro CLO I DAC, Series 1A, Class A1R, 0.65% (3 mo. EURIBOR + 0.65%), due 07/15/31(c) 144A	2,023,557
489,555		Invitation Homes Trust, Series 2018-SFR1, Class A, 2.22% (1 mo. USD LIBOR + 0.70%), due 03/17/37(c) 144A	482,905
294,275		Jack In The Box Funding LLC, Series 2019-1A, Class A23, 4.97%, due 08/25/49 144A	274,039
491,530		Jack In The Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, due 02/26/52 144A	450,350
42,377		Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 2.81%, due 11/25/42 144A	42,216
1,000,000	EUR	Madison Park Euro Funding CLO XIV DAC, Series 14A, Class A1R, 0.80% (3 mo. EURIBOR + 0.80%), due 07/15/32(c) 144A	1,007,727
3,500,000		Madison Park Funding CLO XXXIII, Ltd., Series 2019-33A, Class AR, 2.14% (3 mo. TSFR + 1.29%), due 10/15/32(c) 144A	3,397,161

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
2,000,000	Madison Park Funding CLO XXXVIII, Ltd., Series 2021-38A, Class A, 2.16% (3 mo. USD LIBOR + 1.12%), due 07/17/34(c) 144A	1,936,486
338,000	Mercedes-Benz Auto Receivables Trust, Series 2021-1, Class A3, 0.46%, due 06/15/26	323,969
741,126	MidOcean Credit CLO III, Series 2014-3A, Class A1R, 2.22% (3 mo. USD LIBOR + 1.12%), due 04/21/31(c) 144A	725,131
68,761	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 2.64% (1 mo. USD LIBOR + 1.02%), due 10/25/33(c)	67,345
24,575	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC7, Class M1, 2.67% (1 mo. USD LIBOR + 1.05%), due 06/25/33(c)	24,319
237,138	MVW Owner Trust, Series 2018-1A, Class A, 3.45%, due 01/21/36 144A	233,392
58,447	Navient Private Education Loan Trust, Series 2016-AA, Class A2A, 3.91%, due 12/15/45 144A	57,969
158,771	Navient Private Education Refi Student Loan Trust, Series 2019-FA, Class A2, 2.60%, due 08/15/68 144A	151,372
442,317	Navient Private Education Refi Student Loan Trust, Series 2020-HA, Class A, 1.31%, due 01/15/69 144A	412,542
710,820	Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, due 04/30/51 144A	620,161
290,273	Neighborly Issuer LLC, Series 2022-1A, Class A2, 3.70%, due 01/30/52 144A	251,315
155,187	New Century Home Equity Loan Trust, Series 2003-A, Class A, 2.34% (1 mo. USD LIBOR + 0.72%), due 10/25/33(c) 144A	147,899
785,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, due 10/20/61 144A	686,153
203,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, due 10/20/61 144A	176,224
2,643,000	NextGear Floorplan Master Owner Trust, Series 2022-1A, Class A2, 2.80%, due 03/15/27 144A	2,551,097
543,551	North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 1.98% (3 mo. USD LIBOR + 0.80%), due 07/25/36(c)	539,056
1,500,000	Northwoods Capital 22 CLO, Ltd., Series 2020-22A, Class AR, 2.88% (3 mo. TSFR + 1.45%), due 09/01/31(c) 144A	1,469,980
118,223	NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1, Class A, 3.10%, due 07/25/26 144A	107,905
1,853,730	Oak Street Investment Grade Net Lease Fund, Series 2021-1A, Class A1, 1.48%, due 01/20/51 144A	1,673,335
734,586	Oak Street Investment Grade Net Lease Fund, Series 2021-2A, Class A1, 2.38%, due 11/20/51 144A	666,441
1,250,000	OCP CLO, Ltd., Series 2015-9A, Class A1R2, 1.52% (3 mo. TSFR + 1.25%), due 01/15/33(c) 144A	1,203,049
272,000	OCP CLO, Ltd., Series 2020-19A, Class AR, 2.21% (3 mo. USD LIBOR + 1.15%), due 10/20/34(c) 144A	262,961
1,000,000	OFSI BSL XI CLO, Ltd., Series 2022-11A, Class A1, 3.62% (3 mo. TSFR + 2.10%), due 07/18/31(c) 144A	1,000,000
114,750	Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, due 02/15/27 144A	114,438
2,340,084	OZLM Funding IV CLO, Ltd., Series 2013-4A, Class A1R, 2.39% (3 mo. USD LIBOR + 1.25%), due 10/22/30(c) 144A	2,313,122
247,297	OZLM XI CLO, Ltd., Series 2015-11A, Class A1R, 2.54% (3 mo. USD LIBOR + 1.25%), due 10/30/30(c) 144A	243,919

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
2,500,000	Palmer Square CLO, Ltd., Series 2015-1A, Class A1A4, 2.63% (3 mo. USD LIBOR + 1.13%), due 05/21/34(c) 144A	2,430,588
750,000	Palmer Square CLO, Ltd., Series 2018-2A, Class A1A, 2.14% (3 mo. USD LIBOR + 1.10%), due 07/16/31(c) 144A	736,717
2,000,000	Park Avenue Institutional Advisers CLO, Ltd., Series 2018-1A, Class A1AR, 2.06% (3 mo. USD LIBOR + 1.00%), due 10/20/31(c) 144A	1,955,470
337,000	PFS Financing Corp., Series 2020-E, Class A, 1.00%, due 10/15/25 144A	324,354
2,492,000	PFS Financing Corp., Series 2022-A, Class A, 2.47%, due 02/15/27 144A	2,391,206
1,329,000	Progress Residential Trust, Series 2019-SFR4, Class A, 2.69%, due 10/17/36 144A	1,298,155
1,313,000	Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, due 04/17/37 144A	1,247,044
1,364,000	Progress Residential Trust, Series 2021-SFR2, Class A, 1.55%, due 04/19/38 144A	1,234,160
246,000	Progress Residential Trust, Series 2021-SFR8, Class B, 1.68%, due 10/17/38 144A	217,054
1,570,000	Progress Residential Trust, Series 2022-SFR2, Class A, 2.95%, due 04/17/27	1,465,948
4,060	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 4.93%, due 08/25/35(d)	3,989
250,000	Romark CLO II, Ltd., Series 2018-2A, Class A1, 2.36% (3 mo. USD LIBOR + 1.18%), due 07/25/31(c) 144A	244,418
739,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, due 04/20/45 144A	715,816
7,590	Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, due 10/15/25	7,593
413,427	Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46%, due 09/15/25	412,167
600,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, due 01/15/26	595,469
400,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.01%, due 01/15/26	394,323
400,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90%, due 06/15/26	387,476
900,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, due 07/15/27	844,831
700,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95%, due 09/15/27	673,862
900,000	Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, due 02/16/27	858,772
600,000	Santander Drive Auto Receivables Trust, Series 2022-1, Class C, 2.56%, due 04/17/28	571,456
653,000	Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, due 01/26/32 144A	624,725
429,753	ServiceMaster Funding LLC, Series 2021-1, Class A2I, 2.87%, due 07/30/51 144A	370,078
486,250	Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, due 07/25/49 144A	469,298
39,842	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A, 3.20%, due 01/20/36 144A	39,087
443,584	Silver Creek CLO, Ltd., Series 2014-1A, Class AR, 2.30% (3 mo. USD LIBOR + 1.24%), due 07/20/30(c) 144A	438,941
367,474	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.84%, due 06/15/37 144A	355,993
484,943	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, due 01/20/50 144A	460,223
357,300	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, due 08/20/51 144A	304,833

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
653,467	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, due 02/25/44 144A	648,743
547,000	Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, due 10/25/44 144A	526,374
2,178,000	Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.88%, due 03/26/46 144A	1,960,643
188,399	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.67%, due 02/15/45 144A	161,605
1,009,925	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 08/25/51 144A	883,257
1,883,535	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, due 08/25/51 144A	1,585,403
1,000,000	TCW CLO, Ltd., Series 2019-2A, Class A1R, 2.13% (3 mo. TSFR + 1.28%), due 10/20/32(c) 144A	972,419
291,988	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, due 02/20/46 144A	251,764
3,554,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, due 11/25/31 144A	3,479,043
364,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, due 05/25/33 144A	338,909
2,200,000	Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, due 02/27/34 144A	1,994,331
417,000	Toyota Auto Receivables Owner Trust, Series 2022-A, Class A3, 1.23%, due 06/15/26	400,506
1,531,638	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, due 03/17/38 144A	1,475,524
2,667,000	Tricon Residential Trust, Series 2022-SFR2, Class A, 4.85%, due 07/17/40(e) (f) 144A	2,666,954
1,500,000	Trimaran Cavu CLO, Ltd., Series 2021-1A, Class A, 2.39% (3 mo. USD LIBOR + 1.21%), due 04/23/32(c) 144A	1,461,615
665,678	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, due 09/20/45 144A	593,354
403,975	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, due 03/20/46 144A	353,442
1,605,161	U.S. Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	1,583,821
1,033,925	U.S. Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	1,012,823
1,329,744	U.S. Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	1,294,720
551,185	U.S. Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	547,967
460,853	U.S. Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	451,763
2,182,263	U.S. Small Business Administration, Series 2019-25F, Class 1, 2.77%, due 06/01/44	2,112,202
874,204	U.S. Small Business Administration, Series 2020-25D, Class 1, 1.77%, due 04/01/45	785,769
2,049,000	U.S. Small Business Administration, Series 2022-25A, Class 1, 2.04%, due 01/01/47	1,856,750
2,534,000	U.S. Small Business Administration, Series 2022-25D, Class 1, 3.50%, due 04/01/47	2,488,909
1,741,000	U.S. Small Business Administration, Series 2022-25E, Class 1, 3.94%, due 05/01/47	1,761,594
2,332,000	Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, due 09/15/45 144A	2,126,007
404,000	Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, due 09/15/45 144A	352,383
500,000	Venture XIX CLO, Ltd., Series 2014-19A, Class ARR, 2.30% (3 mo. USD LIBOR + 1.26%), due 01/15/32(c) 144A	489,386
2,372,000	Verizon Master Trust, Series 2021-2, Class A, 0.99%, due 04/20/28	2,232,260
345,000	Verizon Master Trust, Series 2022-2, Class A, 1.53%, due 07/20/28	326,480
429,690	Verizon Owner Trust, Series 2019-B, Class A1A, 2.33%, due 12/20/23	429,826
436,860	VR Funding LLC, Series 2020-1A, Class A, 2.79%, due 11/15/50 144A	397,414
205,298	VSE VOI Mortgage LLC, Series 2017-A, Class A, 2.33%, due 03/20/35 144A	198,415

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
500,000	Wellfleet CLO, Ltd., Series 2018-3A, Class A1A, 2.31% (3 mo. USD LIBOR + 1.25%), due 01/20/32(c) 144A	491,138
529,785	Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	511,216
1,769,130	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.37%, due 06/15/51 144A	1,505,996
119,135	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.23%, due 03/15/45 144A	101,601
191,512	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.59%, due 07/15/24	191,608
1,100,000	World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, due 12/15/25	1,094,653
200,000	World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, due 12/15/25	198,082
200,000	World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, due 11/15/27	184,802
558,778	Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, due 07/30/51 144A	488,400

		156,425,282

	Corporate Debt — 32.8%
225,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	195,759
770,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/30 144A	620,416
1,889,000	AbbVie, Inc., 3.20%, due 11/21/29(g)	1,739,282
300,000	AbbVie, Inc., 3.80%, due 03/15/25	297,974
450,000	AbbVie, Inc., 4.25%, due 11/21/49	400,249
2,268,000	AbbVie, Inc., 4.50%, due 05/14/35	2,204,739
640,000	AbbVie, Inc., 4.55%, due 03/15/35	623,530
170,000	AbbVie, Inc., 4.70%, due 05/14/45	160,389
290,000	AbbVie, Inc., 4.75%, due 03/15/45	273,320
200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 04/29/28 144A	178,215
323,000	Adani Ports & Special Economic Zone, Ltd., 3.10%, due 02/02/31 144A	252,265
203,000	AdaptHealth LLC, 5.13%, due 03/01/30(g) 144A	171,378
436,000	Advantage Sales & Marketing, Inc., 6.50%, due 11/15/28 144A	374,611
1,340,000	Advocate Health & Hospitals Corp., 2.21%, due 06/15/30	1,143,859
150,000	AECOM, 5.13%, due 03/15/27	142,151
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	323,831
260,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49(g)	222,203
361,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, due 10/29/24	333,720
482,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, due 01/30/26(g)	421,850
1,880,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, due 10/29/26	1,638,344
432,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, due 08/14/24	411,881
1,600,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 04/03/26	1,529,971
322,000	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	275,961
370,000	Aetna, Inc., 4.75%, due 03/15/44	340,075
137,000	Affinity Gaming, 6.88%, due 12/15/27 144A	115,254
645,538	Air Canada Pass Through Trust, 3.60%, due 09/15/28 144A	612,508
134,769	Air Canada Pass Through Trust, 3.70%, due 07/15/27 144A	126,276
164,704	Air Canada Pass Through Trust, 4.13%, due 11/15/26 144A	153,874
298,000	Air Lease Corp., 2.10%, due 09/01/28	239,194
219,000	Air Lease Corp., 3.63%, due 12/01/27	195,596
270,000	Air Lease Corp., (MTN), 2.88%, due 01/15/26	248,276
250,000	Aker BP ASA, 3.00%, due 01/15/25 144A	241,668
2,065,000	Aker BP ASA, 3.75%, due 01/15/30 144A	1,851,958
842,000	Aker BP ASA, 4.00%, due 01/15/31 144A	757,275
152,296	Alaska Airlines Pass Through Trust, 8.00%, due 02/15/27 144A	156,965

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
118,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 3.25%, due 03/15/26 144A	103,004
816,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 3.50%, due 03/15/29 144A	662,836
200,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, due 10/15/26 144A	171,520
2,895,000	Alexandria Real Estate Equities, Inc. REIT, 2.00%, due 05/18/32	2,289,876
229,380	Alfa Desarrollo SpA, 4.55%, due 09/27/51 144A	165,257
847,000	Ally Financial, Inc., 5.13%, due 09/30/24	855,954
63,000	Alta Equipment Group, Inc., 5.63%, due 04/15/26 144A	54,057
224,000	Altera Infrastructure, LP/Teekay Offshore Finance Corp., 8.50%, due 07/15/23 144A	121,072
210,000	Altria Group, Inc., 3.40%, due 05/06/30	178,331
600,000	Altria Group, Inc., 3.40%, due 02/04/41	397,956
500,000	Amazon.com, Inc., 4.05%, due 08/22/47	469,345
2,540,000	Amazon.com, Inc., 4.10%, due 04/13/62	2,303,211
539,000	AMC Entertainment Holdings, Inc., 10.00% (10.00% Cash or 12.00% PIK), due 06/15/26 144A	359,500
291,000	American Airlines Pass Through Trust, 2.88%, due 01/11/36	248,714
289,761	American Airlines Pass Through Trust, 3.15%, due 08/15/33	256,983
1,347,058	American Airlines Pass Through Trust, 3.38%, due 11/01/28	1,209,811
348,605	American Airlines Pass Through Trust, 3.50%, due 08/15/33	291,080
258,316	American Airlines Pass Through Trust, 3.60%, due 04/15/31	226,712
278,003	American Airlines Pass Through Trust, 3.65%, due 08/15/30	259,771
205,429	American Airlines Pass Through Trust, 3.70%, due 11/01/24	198,748
164,000	American Airlines Pass Through Trust, 3.95%, due 01/11/32	137,329
104,535	American Airlines Pass Through Trust, 4.00%, due 08/15/30	92,261
380,128	American Airlines Pass Through Trust, 4.10%, due 07/15/29	330,834
700,000	American Express Co., 3.40%, due 02/27/23	702,514
232,000	American Homes 4 Rent, LP REIT, 4.25%, due 02/15/28	221,797
1,780,000	American Honda Finance Corp., (MTN), 0.88%, due 07/07/23	1,737,195
365,000	American Tower Corp. REIT, 3.55%, due 07/15/27	342,526
754,000	American Tower Corp. REIT, 3.80%, due 08/15/29	692,794
575,000	American Water Capital Corp., 2.80%, due 05/01/30	516,133
365,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.50%, due 05/20/25	344,159
250,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.88%, due 08/20/26	233,656
490,000	AmerisourceBergen Corp., 2.80%, due 05/15/30	428,812
1,120,000	Amgen, Inc., 2.80%, due 08/15/41	831,995
290,000	Anglo American Capital Plc, 4.75%, due 04/10/27 144A	286,760
2,664,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	2,508,863
502,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 04/15/48	451,807
350,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, due 01/23/49	358,212
260,000	Antero Midstream Partners, LP/Antero Midstream Finance Corp., 5.38%, due 06/15/29 144A	233,337
250,000	Antero Midstream Partners, LP/Antero Midstream Finance Corp., 7.88%, due 05/15/26 144A	250,174
94,000	Antero Resources Corp., 5.38%, due 03/01/30(g) 144A	85,860
750,000	Apple, Inc., 3.85%, due 08/04/46	687,778
980,000	AptarGroup, Inc., 3.60%, due 03/15/32	870,455
1,703,000	Aptiv Plc/Aptiv Corp., 3.25%, due 03/01/32(g)	1,448,815

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
291,000	APX Group, Inc., 5.75%, due 07/15/29(g) 144A	225,786
225,000	Aquarion Co., 4.00%, due 08/15/24(g) 144A	223,113
178,000	Arconic Corp., 6.13%, due 02/15/28 144A	166,582
810,000	Ares Capital Corp., 2.15%, due 07/15/26	679,888
389,000	Ares Capital Corp., 2.88%, due 06/15/28	308,532
448,000	Ares Capital Corp., 3.88%, due 01/15/26	412,135
350,000	Ares Capital Corp., 4.20%, due 06/10/24	343,892
55,000	Asbury Automotive Group, Inc., 4.63%, due 11/15/29 144A	45,522
200,000	Asbury Automotive Group, Inc., 4.75%, due 03/01/30	164,689
710,000	Ascension Health, 2.53%, due 11/15/29	642,269
150,000	Ascension Health, 3.11%, due 11/15/39	123,827
441,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 06/30/29 144A	388,704
247,000	Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	192,247
200,000	Ashtead Capital, Inc., 4.25%, due 11/01/29 144A	176,146
290,000	Ashtead Capital, Inc., 4.38%, due 08/15/27 144A	270,051
2,569,000	AT&T, Inc., 2.30%, due 06/01/27	2,346,930
2,108,000	AT&T, Inc., 2.55%, due 12/01/33	1,712,515
700,000	AT&T, Inc., 2.90% (3 mo. USD LIBOR + 1.18%), due 06/12/24(c) (g)	702,375
1,672,000	AT&T, Inc., 3.50%, due 06/01/41	1,337,834
1,140,000	AT&T, Inc., 3.50%, due 09/15/53	866,041
819,000	AT&T, Inc., 3.65%, due 06/01/51	641,806
410,000	AT&T, Inc., 3.65%, due 09/15/59	307,979
25,000	AT&T, Inc., 4.30%, due 02/15/30	24,417
144,000	Atento Luxco 1 SA, 8.00%, due 02/10/26(g) 144A	102,981
276,000	Athene Holding, Ltd., 3.50%, due 01/15/31	233,954
93,000	Atkore, Inc., 4.25%, due 06/01/31 144A	77,376
200,302	Atlantica Transmision Sur SA, 6.88%, due 04/30/43 144A	239,361
290,000	Australia & New Zealand Banking Group, Ltd., 6.75% (5 yr. USD ICE swap + 5.17%)(c) (h) 144A	285,167
168,000	Autodesk, Inc., 2.85%, due 01/15/30	146,992
249,000	AutoNation, Inc., 4.75%, due 06/01/30	234,500
199,000	AXA SA, 8.60%, due 12/15/30	233,691
1,300,000	Bacardi, Ltd., 4.70%, due 05/15/28 144A	1,285,348
942,000	BAE Systems Finance, Inc., 7.50%, due 07/01/27 144A	1,046,574
696,000	BAE Systems Holdings, Inc., 3.85%, due 12/15/25 144A	684,329
1,309,000	BAE Systems Plc, 3.40%, due 04/15/30 144A	1,196,208
175,000	Ball Corp., 3.13%, due 09/15/31(g)	141,456
200,000	Banco Santander SA, 1.85%, due 03/25/26	180,087
380,000	Banco Santander SA, 4.38%, due 04/12/28	367,872
265,000	Bank of America Corp., 1.66% (SOFR + 0.91%), due 03/11/27(c)	237,943
1,114,000	Bank of America Corp., 1.73% (SOFR + 0.96%), due 07/22/27(c)	992,145
1,310,000	Bank of America Corp., 2.30% (SOFR + 1.22%), due 07/21/32(c)	1,059,921
617,000	Bank of America Corp., 2.59% (SOFR + 2.15%), due 04/29/31(c)	523,834
3,371,000	Bank of America Corp., 2.69% (SOFR + 1.32%), due 04/22/32(c)	2,833,018
730,000	Bank of America Corp., 3.85% (5 yr. CMT + 2.00%), due 03/08/37(c)	631,798
877,000	Bank of America Corp., 4.24% (3 mo. USD LIBOR + 1.81%), due 04/24/38(c)	804,933
160,000	Bank of America Corp., 5.13% (3 mo. USD LIBOR + 3.29%)(c) (h)	149,308
1,036,000	Bank of America Corp., 6.30% (3 mo. USD LIBOR + 4.55%)(c) (g) (h)	1,032,259

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
2,590,000	Bank of America Corp., (MTN), 2.09% (SOFR + 1.06%), due 06/14/29(c) (g)	2,220,388
610,000	Bank of America Corp., (MTN), 2.50% (3 mo. USD LIBOR + 0.99%), due 02/13/31(c)	516,055
160,000	Bank of America Corp., (MTN), 2.88% (3 mo. USD LIBOR + 1.19%), due 10/22/30(c)	139,851
584,000	Bank of America Corp., (MTN), 3.25%, due 10/21/27	549,481
1,970,000	Bank of America Corp., (MTN), 3.50%, due 04/19/26	1,922,781
755,000	Bank of America Corp., (MTN), 3.59% (3 mo. USD LIBOR + 1.37%), due 07/21/28(c)	712,762
783,000	Bank of America Corp., (MTN), 3.95%, due 04/21/25	773,304
210,000	Bank of America Corp., (MTN), 4.27% (3 mo. USD LIBOR + 1.31%), due 07/23/29(c)	202,009
213,000	Bank of America Corp., (MTN), 4.33% (3 mo. USD LIBOR + 1.52%), due 03/15/50(c)	191,826
825,000	Bank of America Corp., (MTN), 4.45%, due 03/03/26(g)	822,397
575,000	Barclays Plc, 3.93% (3 mo. USD LIBOR + 1.61%), due 05/07/25(c)	566,142
367,000	Barclays Plc, 4.38%, due 01/12/26	363,827
446,000	Barclays Plc, 4.38% (5 yr. CMT + 3.41%)(c) (h)	343,136
400,000	Barclays Plc, 4.97% (3 mo. USD LIBOR + 1.90%), due 05/16/29(c)	393,505
390,000	BAT Capital Corp., 3.56%, due 08/15/27	357,101
270,000	Bayer US Finance II LLC, 4.20%, due 07/15/34 144A	253,054
209,000	Beacon Roofing Supply, Inc., 4.13%, due 05/15/29 144A	170,278
605,000	Berkshire Hathaway Energy Co., 3.70%, due 07/15/30(g)	581,022
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	92,634
1,312,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,451,719
1,530,000	Berry Global, Inc., 1.57%, due 01/15/26	1,366,806
1,408,000	Blackstone Holdings Finance Co. LLC, 1.63%, due 08/05/28 144A	1,190,973
1,015,000	Blackstone Holdings Finance Co. LLC, 2.80%, due 09/30/50 144A	683,822
542,000	Blackstone Holdings Finance Co. LLC, 3.15%, due 10/02/27(g) 144A	508,015
596,000	Blackstone Private Credit Fund, 2.35%, due 11/22/24(g) 144A	548,360
373,000	Blackstone Private Credit Fund, 2.70%, due 01/15/25 144A	340,680
88,000	Blackstone Private Credit Fund, 3.25%, due 03/15/27 144A	74,731
517,000	Blackstone Private Credit Fund, 4.00%, due 01/15/29 144A	424,165
140,000	Block, Inc., 3.50%, due 06/01/31(g) 144A	111,868
304,000	BlueLinx Holdings, Inc., 6.00%, due 11/15/29 144A	237,535
1,536,000	BMW US Capital LLC, 3.45%, due 04/01/27(g) 144A	1,498,558
700,000	BNP Paribas SA, 1.68% (SOFR + 0.91%), due 06/30/27(c) 144A	617,846
260,000	BNP Paribas SA, 2.16% (SOFR + 1.22%), due 09/15/29(c) 144A	217,755
200,000	BNP Paribas SA, 2.22% (SOFR + 2.07%), due 06/09/26(c) 144A	184,910
455,000	BNP Paribas SA, 3.13% (SOFR + 1.56%), due 01/20/33(c) (g) 144A	381,379
310,000	BNP Paribas SA, 3.38%, due 01/09/25 144A	303,124
210,000	BOC Aviation USA Corp., 1.63%, due 04/29/24 144A	201,302
2,080,000	Boeing Co. (The), 2.20%, due 02/04/26	1,878,092
282,000	Boeing Co. (The), 3.20%, due 03/01/29	244,268
190,000	Boeing Co. (The), 3.90%, due 05/01/49	135,205
295,000	Boeing Co. (The), 3.95%, due 08/01/59(g)	198,969
1,065,000	Boeing Co. (The), 5.04%, due 05/01/27	1,052,843
3,094,000	Boeing Co. (The), 5.15%, due 05/01/30(g)	2,972,474
470,000	Boeing Co. (The), 5.81%, due 05/01/50	432,533

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
44,000	Boise Cascade Co., 4.88%, due 07/01/30 144A	38,545
574,000	Booking Holdings, Inc., 4.63%, due 04/13/30	571,371
388,000	BPCE SA, 4.50%, due 03/15/25 144A	381,998
222,000	Braskem Idesa SAPI, 6.99%, due 02/20/32 144A	172,016
527,000	Braskem Netherlands Finance BV, 5.88%, due 01/31/50(g) 144A	417,360
310,000	Braskem Netherlands Finance BV, 8.50% (5 yr. CMT + 8.22%), due 01/23/81(c) 144A	310,491
230,000	BRF SA, 5.75%, due 09/21/50(g) 144A	153,496
500,000	Bristol-Myers Squibb Co., 3.90%, due 03/15/62	434,737
55,000	Bristol-Myers Squibb Co., 4.13%, due 06/15/39(g)	52,632
121,807	British Airways Pass Through Trust, 4.13%, due 03/20/33 144A	110,593
117,807	British Airways Pass Through Trust, 4.25%, due 05/15/34 144A	113,606
144,206	British Airways Pass Through Trust, 4.63%, due 12/20/25 144A	142,236
76,124	British Airways Pass Through Trust, 8.38%, due 11/15/28 144A	79,953
1,055,000	Brixmor Operating Partnership, LP REIT, 2.50%, due 08/16/31	828,476
249,000	Broadcom, Inc., 3.14%, due 11/15/35 144A	189,431
605,000	Broadcom, Inc., 3.19%, due 11/15/36 144A	460,757
1,517,000	Broadcom, Inc., 3.42%, due 04/15/33 144A	1,256,106
1,966,000	Broadcom, Inc., 4.11%, due 09/15/28	1,867,452
1,638,000	Broadcom, Inc., 4.75%, due 04/15/29	1,588,668
706,000	Broadcom, Inc., 4.93%, due 05/15/37 144A	633,949
1,171,000	Brookfield Finance, Inc., 2.72%, due 04/15/31	990,894
162,000	Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 5.00%, due 06/15/29 144A	122,714
323,000	Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	246,476
32,000	Builders FirstSource, Inc., 5.00%, due 03/01/30 144A	27,159
235,000	Builders FirstSource, Inc., 6.38%, due 06/15/32 144A	210,249
365,000	C&W Senior Financing DAC, 6.88%, due 09/15/27 144A	328,538
99,000	Cable One, Inc., 4.00%, due 11/15/30 144A	81,461
137,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, due 07/01/25 144A	131,365
750,000	Calpine Corp., 3.75%, due 03/01/31(g) 144A	611,587
636,000	Canadian Pacific Railway Co., 3.00%, due 12/02/41	498,615
509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15(g) (i)	529,258
556,000	Cantor Fitzgerald, LP, 4.88%, due 05/01/24 144A	558,790
504,000	Capital One Financial Corp., 1.34% (SOFR + 0.69%), due 12/06/24(c)	483,334
1,595,000	Capital One Financial Corp., 3.30%, due 10/30/24	1,557,916
67,000	Catalent Pharma Solutions, Inc., 3.13%, due 02/15/29 144A	55,061
55,000	Catalent Pharma Solutions, Inc., 5.00%, due 07/15/27 144A	51,842
113,000	CCM Merger, Inc., 6.38%, due 05/01/26 144A	103,034
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, due 03/01/23(g) 144A	472,226
220,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 06/01/33 144A	173,837
160,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	143,347
134,000	CDW LLC/CDW Finance Corp., 3.25%, due 02/15/29	113,171
758,000	CDW LLC/CDW Finance Corp., 3.57%, due 12/01/31	627,654
450,000	CDW LLC/CDW Finance Corp., 5.50%, due 12/01/24	452,430
204,000	Celulosa Arauco y Constitucion SA, 3.88%, due 11/02/27	187,757
340,000	Cemex SAB de CV, 3.88%, due 07/11/31 144A	255,930
279,000	Cemex SAB de CV, 5.20%, due 09/17/30 144A	239,406
140,000	Cenovus Energy, Inc., 3.75%, due 02/15/52(g)	106,555
240,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	231,092

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
454,000	Centene Corp., 3.00%, due 10/15/30	377,449
209,000	Centene Corp., 3.38%, due 02/15/30	177,841
103,000	Centene Corp., 4.25%, due 12/15/27	96,467
163,000	Centene Corp., 4.63%, due 12/15/29	152,476
335,000	CenterPoint Energy, Inc., 3.70%, due 09/01/49	268,029
391,000	Century Communities, Inc., 3.88%, due 08/15/29 144A	306,509
290,000	Century Communities, Inc., 6.75%, due 06/01/27	278,652
475,000	CGI, Inc., 1.45%, due 09/14/26(g)	419,848
125,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, due 02/01/32(g)	94,716
750,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, due 04/01/31	601,422
857,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 06/01/52	596,589
962,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	899,767
1,274,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 03/01/50	1,012,020
270,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 05/01/47	230,429
1,021,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, due 04/01/48	917,301
1,964,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	1,978,249
1,025,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	998,602
679,000	Cheniere Energy Partners, LP, 4.00%, due 03/01/31	578,932
568,000	Cheniere Energy Partners, LP, 4.50%, due 10/01/29	508,175
643,000	Chevron Corp., 2.00%, due 05/11/27(g)	591,525
290,000	Choice Hotels International, Inc., 3.70%, due 12/01/29	261,420
295,000	Choice Hotels International, Inc., 3.70%, due 01/15/31	261,775
2,885,000	Cigna Corp., 3.40%, due 03/01/27	2,776,740
660,000	Cigna Corp., 4.38%, due 10/15/28(g)	655,588
295,000	Cigna Corp., 4.80%, due 07/15/46	281,671
421,000	Cimpress Plc, 7.00%, due 06/15/26 144A	335,977
859,000	Citigroup, Inc., 2.56% (SOFR + 1.17%), due 05/01/32(c)	708,129
863,000	Citigroup, Inc., 3.20%, due 10/21/26	821,772
3,626,000	Citigroup, Inc., 3.40%, due 05/01/26	3,508,698
625,000	Citigroup, Inc., 3.52% (3 mo. USD LIBOR + 1.15%), due 10/27/28(c)	584,503
310,000	Citigroup, Inc., 3.67% (3 mo. USD LIBOR + 1.39%), due 07/24/28(c)	292,921
1,585,000	Citigroup, Inc., 3.89% (3 mo. USD LIBOR + 1.56%), due 01/10/28(c)	1,525,138
1,400,000	Citigroup, Inc., 4.08% (3 mo. USD LIBOR + 1.19%), due 04/23/29(c) (g)	1,332,067
180,000	Citigroup, Inc., 4.40%, due 06/10/25	179,983
440,000	Citigroup, Inc., 4.41% (SOFR + 3.91%), due 03/31/31(c)	420,702
1,176,000	Citigroup, Inc., 4.60%, due 03/09/26	1,179,608
1,228,000	Citigroup, Inc., 4.70% (SOFR + 3.23%)(c) (h)	1,000,820
596,000	Citigroup, Inc., 6.25% (3 mo. USD LIBOR + 4.52%)(c) (g) (h)	582,521
875,000	Citizens Financial Group, Inc., 3.25%, due 04/30/30	777,514
107,000	Clear Channel Outdoor Holdings, Inc., 7.75%, due 04/15/28(g) 144A	78,126

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
524,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14(g) (i)	510,492
33,000	Clydesdale Acquisition Holdings, Inc., 6.63%, due 04/15/29 144A	31,055
194,000	CNA Financial Corp., 2.05%, due 08/15/30	156,351
197,000	CNO Financial Group, Inc., 5.25%, due 05/30/25	200,243
710,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	689,832
18,000	Comcast Corp., 2.89%, due 11/01/51	12,882
429,000	Comcast Corp., 3.30%, due 04/01/27	415,980
1,007,000	Comcast Corp., 3.40%, due 04/01/30(g)	945,750
2,400,000	Comcast Corp., 3.95%, due 10/15/25	2,412,864
5,000	Comcast Corp., 3.97%, due 11/01/47	4,334
5,000	Comcast Corp., 6.50%, due 11/15/35	5,845
600,000	Comision Federal de Electricidad, 4.69%, due 05/15/29 144A	538,575
1,419,000	CommonSpirit Health, 2.76%, due 10/01/24	1,382,827
357,000	CommonSpirit Health, 4.19%, due 10/01/49	300,570
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	315,427
531,000	Connect Finco SARL/Connect US Finco LLC, 6.75%, due 10/01/26 144A	478,965
280,000	Consensus Cloud Solutions, Inc., 6.50%, due 10/15/28 144A	231,456
65,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56(g)	57,166
350,000	Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	319,425
385,000	Constellation Brands, Inc., 2.25%, due 08/01/31	312,657
141,000	Continental Resources, Inc., 4.50%, due 04/15/23	141,718
269,000	Continental Resources, Inc., 4.90%, due 06/01/44	212,302
332,000	Coruripe Netherlands BV, 10.00%, due 02/10/27 144A	286,366
571,000	CoStar Group, Inc., 2.80%, due 07/15/30 144A	475,954
283,000	Coterra Energy, Inc., 4.38%, due 06/01/24 144A	283,065
970,000	Cox Communications, Inc., 2.60%, due 06/15/31 144A	812,279
3,321,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	3,179,772
1,750,000	Cox Communications, Inc., 3.50%, due 08/15/27 144A	1,662,016
320,000	Credit Agricole SA, 2.81%, due 01/11/41(j)	221,400
786,000	Credit Agricole SA, 3.25%, due 01/14/30 144A	668,337
250,000	Credit Agricole SA, 3.75%, due 04/24/23 144A	249,883
380,000	Credit Agricole SA, 7.88% (5 yr. USD swap + 4.90%)(c) (h) 144A	375,959
2,278,000	Credit Suisse Group AG, 1.31% (SOFR + 0.98%), due 02/02/27(c) 144A	1,960,301
510,000	Crown Castle International Corp. REIT, 3.30%, due 07/01/30	450,285
767,000	Crown Castle International Corp. REIT, 3.65%, due 09/01/27	727,088
238,000	Crown Castle International Corp. REIT, 3.80%, due 02/15/28	224,777
270,000	CSC Holdings LLC, 3.38%, due 02/15/31(g) 144A	200,382
247,000	CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25(g) 144A	228,662
234,364	CSI Compressco, LP/CSI Compressco Finance, Inc., 10.00% (10.00% Cash or 7.25% plus 3.50% PIK), due 04/01/26 144A	214,728
72,000	CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25 144A	66,655
1,615,000	CSL Finance Plc, 3.85%, due 04/27/27(g) 144A	1,601,091
119,000	CVR Partners, LP/CVR Nitrogen Finance Corp., 6.13%, due 06/15/28 144A	106,565
428,000	CVS Health Corp., 3.75%, due 04/01/30	400,765
203,000	CVS Health Corp., 4.30%, due 03/25/28	201,053
470,000	CVS Health Corp., 4.78%, due 03/25/38	445,641
451,000	CVS Health Corp., 5.05%, due 03/25/48	432,369
130,000	CVS Health Corp., 5.13%, due 07/20/45	125,505
1,077,771	CVS Pass-Through Trust, 5.77%, due 01/10/33 144A	1,126,987

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
585,778		CVS Pass-Through Trust, 6.94%, due 01/10/30	624,080
1,609,447		CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	1,755,823
229,000		DAE Funding LLC, 2.63%, due 03/20/25 144A	213,272
240,000		Daimler Finance North America LLC, 3.50%, due 08/03/25 144A	235,784
375,000		Dana, Inc., 4.50%, due 02/15/32	277,740
115,000		Darling Ingredients, Inc., 6.00%, due 06/15/30 144A	114,807
446,000		DaVita, Inc., 3.75%, due 02/15/31 144A	320,928
422,000		DaVita, Inc., 4.63%, due 06/01/30 144A	330,435
226,000		DCP Midstream Operating, LP, 5.85% (3 mo. USD LIBOR + 3.85%), due 05/21/43(c) 144A	190,296
77,000		Dealer Tire LLC/DT Issuer LLC, 8.00%, due 02/01/28(g) 144A	66,621
478,000		Dell International LLC/EMC Corp., 3.45%, due 12/15/51 144A	324,352
951,000		Dell International LLC/EMC Corp., 4.90%, due 10/01/26	953,312
386,000		Dell International LLC/EMC Corp., 5.30%, due 10/01/29	380,904
224,000		Dell International LLC/EMC Corp., 5.85%, due 07/15/25	231,257
103,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46	128,533
1,274,837		Delta Air Lines Pass Through Trust, 2.00%, due 12/10/29	1,113,587
834,000		Delta Air Lines, Inc., 2.90%, due 10/28/24(g)	772,338
389,000		Delta Air Lines, Inc., 3.80%, due 04/19/23	385,746
445,000		Delta Air Lines, Inc., 4.38%, due 04/19/28(g)	378,766
86,000		Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, due 10/20/25 144A	83,645
392,525		Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, due 10/20/28 144A	371,090
138,000		Deluxe Corp., 8.00%, due 06/01/29 144A	112,681
739,000		Deutsche Bank AG, 0.96%, due 11/08/23	708,520
427,000		Deutsche Bank AG, 2.31% (SOFR + 1.22%), due 11/16/27(c)	368,820
305,000	EUR	DH Europe Finance II SARL, 1.35%, due 09/18/39	222,249
560,000		Diageo Capital Plc, 2.13%, due 04/29/32	467,640
321,000		Diamondback Energy, Inc., 3.13%, due 03/24/31(g)	279,928
865,000		Diamondback Energy, Inc., 3.25%, due 12/01/26	844,603
373,000		Digital Realty Trust, LP REIT, 3.60%, due 07/01/29(g)	337,441
1,121,000		Digital Realty Trust, LP REIT, 3.70%, due 08/15/27(g)	1,068,865
158,000		Discover Financial Services, 4.10%, due 02/09/27	151,666
1,087,000		Dollar Tree, Inc., 4.20%, due 05/15/28(g)	1,057,009
115,000		Dominion Energy, Inc., 2.85%, due 08/15/26	109,148
311,000		Dominion Energy, Inc., 3.38%, due 04/01/30	284,595
285,000		DPL, Inc., 4.13%, due 07/01/25	263,652
850,000		DTE Electric Co., 2.25%, due 03/01/30	744,879
1,804,000		DTE Electric Securitization Funding I LLC, 2.64%, due 12/01/27	1,765,092
1,740,000		DTE Energy Co., 1.05%, due 06/01/25	1,602,096
411,000		Duke Energy Carolinas LLC, 3.95%, due 03/15/48	362,774
420,000		Duke Energy Florida LLC, 3.40%, due 10/01/46	331,586
195,000		Duke Energy Progress LLC, 3.70%, due 10/15/46	166,307
787,000		eBay, Inc., 2.70%, due 03/11/30(g)	673,319
213,000		Ecopetrol SA, 6.88%, due 04/29/30	188,928
174,000		Edgewell Personal Care Co., 4.13%, due 04/01/29 144A	143,941
307,000		Edgewell Personal Care Co., 5.50%, due 06/01/28 144A	279,929
546,000		EIG Pearl Holdings SARL, 3.55%, due 08/31/36 144A	467,532
190,000		El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	222,293
86,000		Elevance Health, Inc., 2.25%, due 05/15/30	73,570

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
105,000	Elevance Health, Inc., 2.88%, due 09/15/29	94,697
300,000	Elevance Health, Inc., 3.60%, due 03/15/51	244,127
5,000	Elevance Health, Inc., 5.10%, due 01/15/44	5,011
42,000	Embraer Netherlands Finance BV, 5.05%, due 06/15/25	40,715
250,000	Embraer Overseas, Ltd., 5.70%, due 09/16/23 144A	253,615
450,000	Emera US Finance, LP, 3.55%, due 06/15/26	431,308
87,000	Empire Communities Corp., 7.00%, due 12/15/25 144A	68,854
457,000	Enbridge, Inc., 5.50% (3 mo. USD LIBOR + 3.42%), due 07/15/77(c) (g)	403,584
470,000	Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(c) (g)	430,905
442,000	Enbridge, Inc., 6.25% (3 mo. USD LIBOR + 3.64%), due 03/01/78(c)	393,821
148,000	Encompass Health Corp., 4.50%, due 02/01/28	126,970
126,000	Encompass Health Corp., 4.63%, due 04/01/31	102,212
365,000	Energean Israel Finance, Ltd., 4.88%, due 03/30/26(k) 144A	323,500
106,000	Energean Israel Finance, Ltd., 5.38%, due 03/30/28(k) 144A	90,063
185,000	Energean Israel Finance, Ltd., 5.88%, due 03/30/31(k) 144A	151,284
922,000	Energy Transfer, LP, 3.45%, due 01/15/23	919,403
302,000	Energy Transfer, LP, 4.20%, due 04/15/27	290,182
580,000	Energy Transfer, LP, 5.15%, due 03/15/45	496,999
1,050,000	Energy Transfer, LP, 5.25%, due 04/15/29	1,041,263
150,000	Energy Transfer, LP, 5.30%, due 04/01/44	130,393
450,000	Energy Transfer, LP, 5.30%, due 04/15/47	390,554
501,000	Energy Transfer, LP, 5.40%, due 10/01/47	440,592
1,352,000	Energy Transfer, LP, 5.50%, due 06/01/27	1,373,487
340,000	Energy Transfer, LP, 6.25%, due 04/15/49	330,296
545,000	Energy Transfer, LP, 6.50% (5 yr. CMT + 5.69%)(c) (h)	483,098
302,000	Enova International, Inc., 8.50%, due 09/15/25(g) 144A	263,074
1,100,000	Enterprise Products Operating LLC, 4.90%, due 05/15/46	1,007,572
939,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD LIBOR + 3.03%), due 08/16/77(c) (g)	780,854
56,000	EQM Midstream Partners, LP, 7.50%, due 06/01/30(g) 144A	53,887
80,000	EQM Midstream Partners, LP, 7.50%, due 06/01/27 144A	77,327
178,000	EQT Corp., 7.50%, due 02/01/30(d)	191,402
494,000	Equinix, Inc. REIT, 1.55%, due 03/15/28	415,988
268,000	Equinix, Inc. REIT, 1.80%, due 07/15/27	232,782
864,000	Equinix, Inc. REIT, 2.50%, due 05/15/31	700,910
258,000	Equinix, Inc. REIT, 3.20%, due 11/18/29(g)	229,441
460,000	Essential Utilities, Inc., 2.70%, due 04/15/30(g)	400,723
925,000	Essex Portfolio, LP REIT, 1.70%, due 03/01/28	795,829
1,320,000	Eversource Energy, 2.90%, due 10/01/24(g)	1,291,554
1,250,000	Eversource Energy, 2.90%, due 03/01/27(g)	1,174,570
1,066,000	Exelon Corp., 3.35%, due 03/15/32(g) 144A	956,775
285,000	Exelon Corp., 4.70%, due 04/15/50	267,757
1,128,000	Exelon Corp., 5.10%, due 06/15/45	1,111,042
375,000	Expedia Group, Inc., 2.95%, due 03/15/31	298,666
705,000	Expedia Group, Inc., 3.25%, due 02/15/30	588,628
1,038,000	Expedia Group, Inc., 3.80%, due 02/15/28	947,001
509,000	Expedia Group, Inc., 4.63%, due 08/01/27	489,508
632,000	Expedia Group, Inc., 5.00%, due 02/15/26	632,699
600,000	Falabella SA, 4.38%, due 01/27/25 144A	597,528

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
995,000	FedEx Corp., 4.05%, due 02/15/48	834,859
1,328,000	Ferguson Finance Plc, 3.25%, due 06/02/30 144A	1,151,051
2,130,000	Ferguson Finance Plc, 4.50%, due 10/24/28 144A	2,073,389
219,000	Fifth Third Bancorp, 5.10% (3 mo. USD LIBOR + 3.03%)(c) (h)	184,398
135,000	First Quantum Minerals, Ltd., 6.88%, due 03/01/26 144A	124,601
245,000	First Quantum Minerals, Ltd., 6.88%, due 10/15/27 144A	219,466
200,000	First Quantum Minerals, Ltd., 7.50%, due 04/01/25 144A	189,489
194,000	FirstEnergy Corp., 2.65%, due 03/01/30	160,333
3,042,000	Florida Power & Light Co., 2.45%, due 02/03/32	2,654,082
270,000	Flowserve Corp., 3.50%, due 10/01/30	232,184
196,000	Ford Motor Co., 3.25%, due 02/12/32	147,270
175,000	Ford Motor Co., 4.75%, due 01/15/43	125,219
915,000	Ford Motor Credit Co. LLC, 3.35%, due 11/01/22(g)	910,146
215,000	Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	174,638
606,000	Ford Motor Credit Co. LLC, 4.13%, due 08/17/27	535,331
720,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	646,995
322,000	Freedom Mortgage Corp., 8.13%, due 11/15/24 144A	278,153
56,000	Freedom Mortgage Corp., 8.25%, due 04/15/25 144A	47,213
493,000	Freeport-McMoRan, Inc., 4.25%, due 03/01/30	449,394
350,000	Freeport-McMoRan, Inc., 4.63%, due 08/01/30(g)	325,322
584,000	Freeport-McMoRan, Inc., 5.45%, due 03/15/43	541,532
979,000	Fresenius Medical Care US Finance III, Inc., 2.38%, due 02/16/31(g) 144A	775,012
389,000	FS Luxembourg SARL, 10.00%, due 12/15/25 144A	392,850
163,000	Full House Resorts, Inc., 8.25%, due 02/15/28 144A	130,509
2,747,000	GA Global Funding Trust, 3.85%, due 04/11/25 144A	2,697,512
100,000	Gap, Inc. (The), 3.63%, due 10/01/29(g) 144A	70,405
100,000	Gap, Inc. (The), 3.88%, due 10/01/31(g) 144A	69,953
186,000	Garda World Security Corp., 6.00%, due 06/01/29 144A	143,268
125,000	Gartner, Inc., 3.63%, due 06/15/29 144A	108,511
540,000	Gartner, Inc., 4.50%, due 07/01/28 144A	496,800
203,000	GCI LLC, 4.75%, due 10/15/28 144A	176,180
305,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	285,258
233,000	GEMS MENASA Cayman, Ltd./GEMS Education Delaware LLC, 7.13%, due 07/31/26 144A	220,142
820,000	General Dynamics Corp., 4.25%, due 04/01/50(g)	790,439
440,000	General Motors Co., 5.00%, due 04/01/35	392,708
205,000	General Motors Co., 5.40%, due 04/01/48	178,738
450,000	General Motors Co., 6.25%, due 10/02/43	429,541
1,045,000	General Motors Financial Co., Inc., 2.40%, due 10/15/28	868,783
605,000	General Motors Financial Co., Inc., 2.90%, due 02/26/25	578,160
430,000	General Motors Financial Co., Inc., 3.10%, due 01/12/32	345,999
1,474,000	General Motors Financial Co., Inc., 3.60%, due 06/21/30	1,275,034
1,199,000	General Motors Financial Co., Inc., 4.15%, due 06/19/23	1,200,154
517,000	General Motors Financial Co., Inc., 4.35%, due 01/17/27	496,387
535,000	General Motors Financial Co., Inc., 5.10%, due 01/17/24	540,728
516,000	GFL Environmental, Inc., 3.50%, due 09/01/28(g) 144A	443,247
261,000	GFL Environmental, Inc., 4.38%, due 08/15/29 144A	210,469
165,000	GFL Environmental, Inc., 4.75%, due 06/15/29 144A	136,793
275,000	Global Infrastructure Solutions, Inc., 5.63%, due 06/01/29 144A	215,140

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
325,000	Globo Comunicacao e Participacoes SA, 4.88%, due 01/22/30 144A	254,657
239,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 3.25%, due 01/15/32	192,028
211,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 4.00%, due 01/15/30	185,132
1,000,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 4.00%, due 01/15/31	864,049
601,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 5.38%, due 04/15/26	589,277
1,350,000	Goldman Sachs Group, Inc. (The), 0.86% (SOFR + 0.61%), due 02/12/26(c)	1,229,372
975,000	Goldman Sachs Group, Inc. (The), 1.43% (SOFR + 0.80%), due 03/09/27(c) (g)	865,883
1,100,000	Goldman Sachs Group, Inc. (The), 1.54% (SOFR + 0.82%), due 09/10/27(c)	966,365
720,000	Goldman Sachs Group, Inc. (The), 2.38% (SOFR + 1.25%), due 07/21/32(c)	582,937
1,755,000	Goldman Sachs Group, Inc. (The), 2.62% (SOFR + 1.28%), due 04/22/32(c)	1,458,868
566,000	Goldman Sachs Group, Inc. (The), 2.65% (SOFR + 1.26%), due 10/21/32(c)	467,028
890,000	Goldman Sachs Group, Inc. (The), 3.10% (SOFR + 1.41%), due 02/24/33(c)	760,991
1,200,000	Goldman Sachs Group, Inc. (The), 3.27% (3 mo. USD LIBOR + 1.20%), due 09/29/25(c)	1,167,205
140,000	Goldman Sachs Group, Inc. (The), 3.50%, due 01/23/25(g)	138,091
85,000	Goldman Sachs Group, Inc. (The), 3.75%, due 02/25/26	83,464
1,131,000	Goldman Sachs Group, Inc. (The), 3.80%, due 03/15/30	1,049,843
815,000	Goldman Sachs Group, Inc. (The), 3.81% (3 mo. USD LIBOR + 1.16%), due 04/23/29(c)	769,253
1,581,000	Goldman Sachs Group, Inc. (The), 3.85%, due 01/26/27	1,529,536
125,000	Goldman Sachs Group, Inc. (The), 5.30% (3 mo. USD LIBOR + 3.83%)(c) (h)	117,849
370,000	Graphic Packaging International LLC, 3.50%, due 03/01/29 144A	311,145
14,000	Group 1 Automotive, Inc., 4.00%, due 08/15/28 144A	11,729
942,000	H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	764,207
389,000	HCA, Inc., 4.13%, due 06/15/29	355,057
410,000	HCA, Inc., 4.38%, due 03/15/42 144A	330,690
418,000	HCA, Inc., 5.25%, due 04/15/25	419,213
332,000	HCA, Inc., 5.25%, due 06/15/26	330,944
25,000	HCA, Inc., 5.38%, due 02/01/25	24,945
275,000	HCA, Inc., (MTN), 7.75%, due 07/15/36	314,757
646,000	Healthpeak Properties, Inc. REIT, 3.25%, due 07/15/26(g)	622,823
78,000	Hertz Corp. (The), 5.00%, due 12/01/29(g) 144A	60,271
89,000	Hess Midstream Operations, LP, 4.25%, due 02/15/30 144A	74,702
43,000	Hess Midstream Operations, LP, 5.50%, due 10/15/30(g) 144A	38,665
150,000	Hilcorp Energy I, LP/Hilcorp Finance Co., 6.00%, due 04/15/30 144A	130,743
200,000	Hilcorp Energy I, LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	176,010
224,000	Hillenbrand, Inc., 3.75%, due 03/01/31	181,325
274,000	Hilton Domestic Operating Co., Inc., 3.63%, due 02/15/32 144A	218,288
184,000	Hilton Domestic Operating Co., Inc., 4.00%, due 05/01/31 144A	153,458
396,000	Hilton Domestic Operating Co., Inc., 4.88%, due 01/15/30	358,980
77,000	Hilton Domestic Operating Co., Inc., 5.75%, due 05/01/28 144A	73,340
212,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.88%, due 07/01/31 144A	162,146
265,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, due 06/01/29 144A	215,070
777,000	Home Depot, Inc. (The), 3.30%, due 04/15/40(g)	661,001
588,000	Home Depot, Inc. (The), 3.63%, due 04/15/52	505,834
597,000	Host Hotels & Resorts, LP REIT, 3.38%, due 12/15/29	505,919
412,000	Host Hotels & Resorts, LP REIT, 3.50%, due 09/15/30	352,377

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
260,000	Host Hotels & Resorts, LP REIT, 4.50%, due 02/01/26	255,814
69,000	Hudbay Minerals, Inc., 4.50%, due 04/01/26 144A	57,841
368,000	Huntington Ingalls Industries, Inc., 4.20%, due 05/01/30	347,161
390,000	Huntsman International LLC, 2.95%, due 06/15/31	324,244
870,000	Huntsman International LLC, 4.50%, due 05/01/29	821,210
273,000	Hyatt Hotels Corp., 1.80%, due 10/01/24	258,265
248,000	Hyatt Hotels Corp., 6.00%, due 04/23/30(d)	250,141
517,000	Hyundai Capital America, 1.00%, due 09/17/24 144A	480,318
220,000	Hyundai Capital America, 1.80%, due 10/15/25 144A	201,459
235,000	Hyundai Capital America, 2.38%, due 10/15/27 144A	206,939
1,668,000	Hyundai Capital America, 5.75%, due 04/06/23 144A	1,693,466
45,000	IHS Markit, Ltd., 4.00%, due 03/01/26 144A	45,182
80,000	IHS Markit, Ltd., 4.75%, due 08/01/28	79,881
126,000	Infor, Inc., 1.75%, due 07/15/25 144A	116,682
200,000	Instituto Costarricense de Electricidad, 6.38%, due 05/15/43(g) 144A	148,077
223,000	Intesa Sanpaolo SpA, 4.20% (1 yr. CMT + 2.60%), due 06/01/32(c) 144A	163,546
80,000	IPALCO Enterprises, Inc., 4.25%, due 05/01/30	74,390
257,000	Iron Mountain Information Management Services, Inc. REIT, 5.00%, due 07/15/32 144A	207,937
210,000	Iron Mountain, Inc. REIT, 4.88%, due 09/15/29 144A	179,088
221,000	Iron Mountain, Inc. REIT, 5.25%, due 07/15/30 144A	192,557
125,000	Jacobs Entertainment, Inc., 6.75%, due 02/15/29 144A	105,882
107,000	JB Poindexter & Co., Inc., 7.13%, due 04/15/26 144A	102,861
347,000	JBS Finance Luxembourg SARL, 3.63%, due 01/15/32(g) 144A	281,148
222,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.13%, due 02/01/28 144A	217,204
1,050,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, due 02/02/29 144A	888,729
95,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, due 12/01/31 144A	78,100
605,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, due 04/01/33 144A	577,648
475,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, due 01/23/30	427,192
377,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, due 01/15/27	377,468
319,605	JetBlue Pass Through Trust, 2.75%, due 11/15/33	277,538
965,000	Johnson & Johnson, 3.63%, due 03/03/37	916,061
2,000,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(c)	1,721,856
709,000	JPMorgan Chase & Co., 2.52% (SOFR + 2.04%), due 04/22/31(c)	604,499
460,000	JPMorgan Chase & Co., 2.58% (SOFR + 1.25%), due 04/22/32(c)	387,444
790,000	JPMorgan Chase & Co., 2.96% (SOFR + 2.52%), due 05/13/31(c)	682,753
536,000	JPMorgan Chase & Co., 2.96% (SOFR + 1.26%), due 01/25/33(c)	460,496
3,605,000	JPMorgan Chase & Co., 3.78% (3 mo. USD LIBOR + 1.34%), due 02/01/28(c)	3,464,926
608,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR + 1.25%), due 01/29/27(c)	594,269
625,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR + 1.38%), due 11/15/48(c)	530,988
585,000	JPMorgan Chase & Co., 4.00% (SOFR + 2.75%)(c) (g) (h)	483,356
340,000	JPMorgan Chase & Co., 4.01% (3 mo. USD LIBOR + 1.12%), due 04/23/29(c)	326,248
2,450,000	JPMorgan Chase & Co., 4.20% (3 mo. USD LIBOR + 1.26%), due 07/23/29(c)	2,365,701
1,207,000	JPMorgan Chase & Co., 4.49% (SOFR + 3.79%), due 03/24/31(c)	1,180,120
551,000	JPMorgan Chase & Co., 4.60% (SOFR + 3.13%)(c) (h)	466,709

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
180,000	JPMorgan Chase & Co., 5.00% (SOFR + 3.38%)(c) (h)	158,963
843,000	JPMorgan Chase & Co., 6.75% (3 mo. USD LIBOR + 3.78%)(c) (g) (h)	849,154
107,000	JW Aluminum Continuous Cast Co., 10.25%, due 06/01/26(g) 144A	110,193
780,000	Kaiser Foundation Hospitals, 2.81%, due 06/01/41(g)	606,132
200,000	KazMunayGas National Co. JSC, 4.75%, due 04/24/25 144A	187,345
294,000	KB Home, 4.00%, due 06/15/31(g)	227,299
81,000	KB Home, 7.25%, due 07/15/30	76,852
175,000	Ken Garff Automotive LLC, 4.88%, due 09/15/28 144A	142,911
383,000	Kinder Morgan Energy Partners, LP, 7.75%, due 03/15/32	447,136
640,000	Kinder Morgan, Inc., 3.60%, due 02/15/51(g)	472,551
991,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43 144A	990,948
257,000	KKR Group Finance Co. VII LLC, 3.63%, due 02/25/50 144A	198,159
283,000	KKR Group Finance Co. X LLC, 3.25%, due 12/15/51 144A	200,890
335,000	KLA Corp., 4.10%, due 03/15/29	331,132
333,000	Kraft Heinz Foods Co., 3.00%, due 06/01/26	314,298
646,000	Kraft Heinz Foods Co., 4.38%, due 06/01/46	539,403
205,000	Kraft Heinz Foods Co., 4.88%, due 10/01/49	181,406
244,000	Kraft Heinz Foods Co., 5.00%, due 06/04/42	223,328
115,000	Kraft Heinz Foods Co., 5.20%, due 07/15/45	106,673
378,000	Kraft Heinz Foods Co., 5.50%, due 06/01/50	363,732
397,000	Lam Research Corp., 2.88%, due 06/15/50(g)	292,055
175,000	Lamb Weston Holdings, Inc., 4.13%, due 01/31/30 144A	151,936
325,000	Lamb Weston Holdings, Inc., 4.38%, due 01/31/32 144A	283,366
251,000	Lazard Group LLC, 4.38%, due 03/11/29	239,824
106,000	LCM Investments Holdings II LLC, 4.88%, due 05/01/29 144A	80,982
200,000	LCPR Senior Secured Financing DAC, 6.75%, due 10/15/27 144A	187,097
55,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 02/01/26 144A	46,171
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86% (3 mo. USD LIBOR + 0.84%)(c) (e) (h) (l) (m)	—
890,000	Lehman Brothers Holdings, Inc., 6.50%, due 07/19/17(e) (l) (m)	—
270,000	Lehman Brothers Holdings, Inc., (MTN), 6.75%, due 12/28/17(e) (l) (m)	—
1,364,000	Level 3 Financing, Inc., 3.40%, due 03/01/27 144A	1,177,443
98,000	Levi Strauss & Co., 3.50%, due 03/01/31(g) 144A	80,308
511,000	Leviathan Bond, Ltd., 6.50%, due 06/30/27(k) 144A	473,493
69,000	Leviathan Bond, Ltd., 6.75%, due 06/30/30(k) 144A	62,286
230,000	Liberty Mutual Group, Inc., 3.95%, due 10/15/50 144A	175,157
379,000	Liberty Mutual Group, Inc., 4.13% (5 yr. CMT + 3.32%), due 12/15/51(c) 144A	302,910
254,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	253,909
2,679,000	Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	2,637,191
85,000	Liberty Mutual Group, Inc., 5.50%, due 06/15/52 144A	80,643
116,000	Life Time, Inc., 8.00%, due 04/15/26(g) 144A	103,535
2,434,000	Lincoln National Corp., 3.40%, due 01/15/31(g)	2,178,702
343,000	Lions Gate Capital Holdings LLC, 5.50%, due 04/15/29(g) 144A	268,540
129,000	Lithia Motors, Inc., 3.88%, due 06/01/29 144A	109,852
129,000	Lithia Motors, Inc., 4.38%, due 01/15/31(g) 144A	110,192
64,000	Lithia Motors, Inc., 4.63%, due 12/15/27(g) 144A	58,772
505,000	Live Nation Entertainment, Inc., 4.75%, due 10/15/27(g) 144A	449,203
1,150,000	Lloyds Banking Group Plc, 2.44% (1 yr. CMT + 1.00%), due 02/05/26(c)	1,089,167

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
1,455,000	Lloyds Banking Group Plc, 4.45%, due 05/08/25	1,458,211
421,000	Lloyds Banking Group Plc, 7.50% (5 yr. USD swap + 4.76%)(c) (h)	409,176
712,000	Lockheed Martin Corp., 2.80%, due 06/15/50(g)	531,242
713,000	Lockheed Martin Corp., 4.70%, due 05/15/46(g)	721,629
386,000	Lowe’s Cos., Inc., 3.70%, due 04/15/46	310,163
212,000	Lowe’s Cos., Inc., 5.00%, due 04/15/40	206,203
952,000	Lowe’s Cos., Inc., 4.25%, due 04/01/52(g)	826,572
104,000	LSB Industries, Inc., 6.25%, due 10/15/28 144A	91,932
284,000	LSC Communication, Inc., 8.75%, due 10/15/23(j) (l)	534
720,000	Lubrizol Corp. (The), 6.50%, due 10/01/34	861,125
350,000	Lumen Technologies, Inc., 6.75%, due 12/01/23	347,394
473,000	Lundin Energy Finance BV, 3.10%, due 07/15/31 144A	391,805
150,000	LYB International Finance BV, 4.88%, due 03/15/44	135,541
380,000	LYB International Finance III LLC, 4.20%, due 05/01/50	309,594
168,000	M&T Bank Corp., 5.13% (3 mo. USD LIBOR + 3.52%)(c) (g) (h)	151,135
320,000	Macquarie Bank, Ltd., 3.62%, due 06/03/30 144A	279,394
416,000	Macquarie Bank, Ltd., 4.88%, due 06/10/25 144A	415,603
943,000	Macquarie Group, Ltd., 1.34% (SOFR + 1.07%), due 01/12/27(c) 144A	830,291
1,484,000	Macquarie Group, Ltd., 4.15% (3 mo. USD LIBOR + 1.33%), due 03/27/24(c) 144A	1,484,869
74,000	Macy’s Retail Holdings LLC, 5.88%, due 04/01/29(g) 144A	63,128
25,000	Macy’s Retail Holdings LLC, 5.88%, due 03/15/30(g) 144A	21,020
46,000	Macy’s Retail Holdings LLC, 6.13%, due 03/15/32 144A	38,510
955,000	Magallanes, Inc., 4.28%, due 03/15/32 144A	854,438
345,000	Magallanes, Inc., 5.05%, due 03/15/42 144A	294,055
1,573,000	Magallanes, Inc., 5.14%, due 03/15/52 144A	1,322,356
160,000	Magallanes, Inc., 5.39%, due 03/15/62 144A	134,092
55,000	Magellan Midstream Partners, LP, 4.25%, due 09/15/46(g)	46,102
200,000	Magellan Midstream Partners, LP, 5.15%, due 10/15/43	185,834
2,101,000	Manulife Financial Corp., 3.70%, due 03/16/32	1,933,207
420,000	MARB BondCo Plc, 3.95%, due 01/29/31 144A	323,364
520,000	Marriott International, Inc., 2.85%, due 04/15/31	431,763
169,000	Marriott International, Inc., 3.13%, due 06/15/26	161,484
458,000	Marriott International, Inc., 4.63%, due 06/15/30	439,540
46,000	Marriott Ownership Resorts, Inc., 4.50%, due 06/15/29 144A	38,325
400,000	Martin Marietta Materials, Inc., 2.50%, due 03/15/30	337,843
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24(g)	231,292
733,000	Marvell Technology, Inc., 2.45%, due 04/15/28	640,505
175,000	Masonite International Corp., 3.50%, due 02/15/30(g) 144A	139,602
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14(g) (i)	462,112
1,255,000	Massachusetts Mutual Life Insurance Co., 3.38%, due 04/15/50(j)	975,163
224,000	MasTec, Inc., 4.50%, due 08/15/28 144A	201,759
258,000	Mastercard, Inc., 3.85%, due 03/26/50	236,790
157,000	Match Group Holdings II LLC, 3.63%, due 10/01/31(g) 144A	123,944
162,000	Match Group Holdings II LLC, 4.13%, due 08/01/30(g) 144A	135,575
46,000	Mauser Packaging Solutions Holding Co., 8.50%, due 04/15/24 144A	45,450
311,000	MC Brazil Downstream Trading SARL, 7.25%, due 06/30/31 144A	247,974
801,000	McDonald’s Corp., (MTN), 3.50%, due 07/01/27	785,520
900,000	McDonald’s Corp., (MTN), 4.20%, due 04/01/50	805,881
202,000	MDC Holdings, Inc., 2.50%, due 01/15/31	149,299

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
475,000	MetLife, Inc., 6.40%, due 12/15/66	478,878
115,000	MetLife, Inc., 9.25%, due 04/08/68(g) 144A	135,403
3,677,000	Metropolitan Life Global Funding I, 3.30%, due 03/21/29 144A	3,432,658
200,000	Mexico City Airport Trust, 5.50%, due 07/31/47 144A	137,734
638,000	MGM Resorts International, 4.75%, due 10/15/28	537,515
1,569,000	Micron Technology, Inc., 4.19%, due 02/15/27	1,532,790
250,000	Micron Technology, Inc., 4.98%, due 02/06/26	252,746
1,346,000	Micron Technology, Inc., 5.33%, due 02/06/29	1,340,249
825,000	Mid-Atlantic Interstate Transmission LLC, 4.10%, due 05/15/28 144A	805,771
100,000	MidAmerican Energy Co., 4.25%, due 07/15/49	93,011
483,000	Midwest Connector Capital Co. LLC, 3.90%, due 04/01/24 144A	474,305
252,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	205,792
234,900	Millicom International Cellular SA, 6.25%, due 03/25/29(g) 144A	204,792
59,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 02/01/30 144A	47,553
333,000	Mohegan Gaming & Entertainment, 8.00%, due 02/01/26 144A	284,031
950,000	Moody’s Corp., 3.25%, due 05/20/50(g)	708,596
1,329,000	Morgan Stanley, 2.19% (SOFR + 1.99%), due 04/28/26(c)	1,245,851
998,000	Morgan Stanley, 2.48% (SOFR + 1.36%), due 09/16/36(c)	768,438
1,478,000	Morgan Stanley, 2.94% (SOFR + 1.29%), due 01/21/33(c) (g)	1,268,256
945,000	Morgan Stanley, 3.59% (3 mo. USD LIBOR + 1.34%), due 07/22/28(c)	895,422
947,000	Morgan Stanley, 4.21% (SOFR + 1.61%), due 04/20/28(c)	926,743
1,936,000	Morgan Stanley, (MTN), 2.24% (SOFR + 1.18%), due 07/21/32(c)	1,570,427
785,000	Morgan Stanley, (MTN), 2.70% (SOFR + 1.14%), due 01/22/31(c)	680,626
1,301,000	Morgan Stanley, (MTN), 3.13%, due 07/27/26(g)	1,243,595
1,311,000	Morgan Stanley, (MTN), 3.62% (SOFR + 3.12%), due 04/01/31(c)	1,205,462
620,000	Morgan Stanley, (MTN), 3.77% (3 mo. USD LIBOR + 1.14%), due 01/24/29(c)	588,856
419,000	Morgan Stanley, (MTN), 3.88%, due 01/27/26	413,321
1,000,000	Morgan Stanley, (MTN), 4.35%, due 09/08/26	991,702
809,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	633,785
624,000	Motorola Solutions, Inc., 2.75%, due 05/24/31	504,876
207,000	Motorola Solutions, Inc., 4.60%, due 05/23/29	198,241
385,000	MPLX, LP, 4.00%, due 03/15/28	366,102
87,000	MPLX, LP, 4.13%, due 03/01/27	84,191
297,000	MPLX, LP, 4.25%, due 12/01/27	286,881
250,000	MPLX, LP, 4.50%, due 04/15/38	219,612
25,000	MPLX, LP, 5.20%, due 03/01/47(g)	22,717
1,168,000	MPLX, LP, 6.88% (3 mo. USD LIBOR + 4.65%)(c) (h)	1,115,066
250,000	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 3.50%, due 03/15/31	197,781
300,000	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 5.00%, due 10/15/27	275,013
325,000	MSCI, Inc., 3.25%, due 08/15/33 144A	259,675
486,000	MSCI, Inc., 3.63%, due 11/01/31 144A	401,000
145,000	MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24 144A	141,339
435,000	Mylan, Inc., 5.20%, due 04/15/48	348,174
450,000	Mylan, Inc., 5.40%, due 11/29/43	380,218
141,000	Nationstar Mortgage Holdings, Inc., 5.13%, due 12/15/30 144A	105,576
158,000	Nationstar Mortgage Holdings, Inc., 5.50%, due 08/15/28 144A	126,974
62,000	Nationstar Mortgage Holdings, Inc., 6.00%, due 01/15/27 144A	53,862
265,000	NatWest Group Plc, 3.75% (5 yr. CMT + 2.10%), due 11/01/29(c)	254,725

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
500,000	NatWest Group Plc, 3.88%, due 09/12/23	498,673
210,000	NatWest Group Plc, 5.08% (3 mo. USD LIBOR + 1.91%), due 01/27/30(c)	205,763
430,000	NatWest Group Plc, 6.00% (5 yr. CMT + 5.63%)(c) (g) (h)	399,000
714,000	NatWest Markets Plc, 1.60%, due 09/29/26 144A	629,454
329,000	NBM US Holdings, Inc., 6.63%, due 08/06/29 144A	316,431
720,000	Netflix, Inc., 4.88%, due 04/15/28	679,090
439,000	Netflix, Inc., 4.88%, due 06/15/30(g) 144A	402,611
59,000	Netflix, Inc., 5.38%, due 11/15/29 144A	55,861
574,000	Netflix, Inc., 5.88%, due 11/15/28	562,641
271,000	New York Life Insurance Co., 3.75%, due 05/15/50 144A	221,998
435,000	Newmont Corp., 2.25%, due 10/01/30(g)	361,503
275,000	Newmont Corp., 2.80%, due 10/01/29	243,115
150,000	Newmont Corp., 5.45%, due 06/09/44	150,977
228,000	News Corp., 3.88%, due 05/15/29 144A	197,500
136,000	News Corp., 5.13%, due 02/15/32 144A	120,686
435,000	NextEra Energy Capital Holdings, Inc., 2.25%, due 06/01/30	365,702
1,041,000	NextEra Energy Capital Holdings, Inc., 3.55%, due 05/01/27	1,005,954
342,000	NextEra Energy Operating Partners, LP, 3.88%, due 10/15/26 144A	313,506
75,000	NextEra Energy Operating Partners, LP, 4.50%, due 09/15/27 144A	69,595
738,000	Nippon Life Insurance Co., 2.75% (5 yr. CMT + 2.65%), due 01/21/51(c) 144A	598,762
545,000	Nippon Life Insurance Co., 5.10% (5 yr. USD swap + 3.65%), due 10/16/44(c) 144A	541,306
670,000	NiSource, Inc., 3.49%, due 05/15/27	641,976
311,000	NiSource, Inc., 3.60%, due 05/01/30	285,239
239,000	Nissan Motor Acceptance Co. LLC, 1.13%, due 09/16/24 144A	219,844
200,000	Nomura Holdings, Inc., 2.61%, due 07/14/31	159,721
970,000	Norfolk Southern Corp., 4.84%, due 10/01/41(g)	950,378
195,000	Northern States Power Co., 3.60%, due 09/15/47	164,231
942,000	Northrop Grumman Corp., 5.25%, due 05/01/50	999,821
300,000	NOVA Chemicals Corp., 4.88%, due 06/01/24 144A	285,742
621,000	Novelis Corp., 4.75%, due 01/30/30 144A	517,349
531,000	NRG Energy, Inc., 2.45%, due 12/02/27 144A	456,424
50,000	NRG Energy, Inc., 3.38%, due 02/15/29(g) 144A	40,410
194,000	NRG Energy, Inc., 3.63%, due 02/15/31(g) 144A	152,513
474,000	NRG Energy, Inc., 3.88%, due 02/15/32 144A	377,533
303,000	NRG Energy, Inc., 4.45%, due 06/15/29 144A	271,686
125,000	NRG Energy, Inc., 5.25%, due 06/15/29 144A	111,804
525,000	NRG Energy, Inc., 5.75%, due 01/15/28	478,159
250,000	NSTAR Electric Co., 3.10%, due 06/01/51	192,103
1,320,000	Nucor Corp., 3.13%, due 04/01/32	1,149,030
315,000	Nutrien, Ltd., 4.90%, due 06/01/43	303,816
2,136,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, due 05/01/25	2,032,709
188,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.25%, due 05/11/41	141,831
715,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.88%, due 06/18/26	689,671
3,517,000	Occidental Petroleum Corp., 6.85%, due 10/10/36(n)	1,748,281
325,000	OneMain Finance Corp., 6.63%, due 01/15/28	291,052
62,000	OneMain Finance Corp., 6.88%, due 03/15/25	58,886
200,000	OneMain Finance Corp., 8.25%, due 10/01/23	200,930
655,000	ONEOK, Inc., 3.10%, due 03/15/30	563,763
390,000	ONEOK, Inc., 4.45%, due 09/01/49	311,410

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
200,000	ONEOK, Inc., 4.95%, due 07/13/47	170,929
1,200,000	Oracle Corp., 1.65%, due 03/25/26	1,076,946
1,542,000	Oracle Corp., 2.50%, due 04/01/25	1,467,042
1,281,000	Oracle Corp., 2.95%, due 04/01/30	1,095,255
1,106,000	Oracle Corp., 3.95%, due 03/25/51(g)	814,043
425,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, due 04/30/28 144A	377,708
342,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 04/30/31 144A	296,333
208,000	Oriflame Investment Holding Plc, 5.13%, due 05/04/26(g) 144A	133,120
650,000	Ovintiv Exploration, Inc., 5.38%, due 01/01/26	657,967
265,000	Ovintiv, Inc., 6.50%, due 08/15/34	276,992
63,000	Ovintiv, Inc., 7.20%, due 11/01/31	69,035
391,000	Owens Corning, 3.95%, due 08/15/29	363,071
350,000	Owens Corning, 4.30%, due 07/15/47(g)	286,144
110,000	Owens-Brockway Glass Container, Inc., 6.63%, due 05/13/27(g) 144A	102,806
211,000	Oztel Holdings SPC, Ltd., 6.63%, due 04/24/28(g) 144A	213,138
265,000	PacifiCorp, 2.70%, due 09/15/30	235,321
195,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/28 144A	166,034
406,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, due 10/15/27(g) 144A	347,954
51,000	Papa John’s International, Inc., 3.88%, due 09/15/29(g) 144A	42,144
197,000	Parkland Corp., 4.50%, due 10/01/29 144A	160,071
190,000	Parkland Corp., 4.63%, due 05/01/30 144A	154,468
262,000	PayPal Holdings, Inc., 2.85%, due 10/01/29(g)	237,314
415,000	PECO Energy Co., 3.05%, due 03/15/51(g)	318,325
205,000	PECO Energy Co., 3.70%, due 09/15/47	178,680
580,000	Pennsylvania Electric Co., 3.60%, due 06/01/29 144A	547,461
2,450,000	Penske Truck Leasing Co., LP/PTL Finance Corp., 3.90%, due 02/01/24 144A	2,439,473
119,000	Petrobras Global Finance BV, 5.75%, due 02/01/29	115,549
76,000	Petroleos Mexicanos, 6.35%, due 02/12/48(g)	44,873
270,000	Petroleos Mexicanos, 6.50%, due 03/13/27	234,922
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	159,592
403,000	Petroleos Mexicanos, 6.75%, due 09/21/47(g)	250,245
380,000	Petroleos Mexicanos, 6.88%, due 08/04/26	343,153
424,000	Petroleos Mexicanos, 8.75%, due 06/02/29 144A	384,670
200,000	Petrorio Luxembourg Trading SARL, 6.13%, due 06/09/26 144A	184,290
2,426,000	PG&E Wildfire Recovery Funding LLC, 3.59%, due 06/01/32	2,410,376
827,000	PG&E Wildfire Recovery Funding LLC, 4.26%, due 06/01/38	833,078
797,000	Phillips 66 Co., 3.61%, due 02/15/25 144A	788,430
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	135,059
575,000	Pilgrim’s Pride Corp., 5.88%, due 09/30/27(g) 144A	551,629
855,000	Plains All American Pipeline, LP/PAA Finance Corp., 3.55%, due 12/15/29	754,155
65,000	Plains All American Pipeline, LP/PAA Finance Corp., 4.70%, due 06/15/44	51,538
50,000	Plains All American Pipeline, LP/PAA Finance Corp., 5.15%, due 06/01/42	42,085
61,000	Playtika Holding Corp., 4.25%, due 03/15/29 144A	50,449
63,000	PNC Financial Services Group, Inc. (The), 3.15%, due 05/19/27(g)	60,090
722,000	PNC Financial Services Group, Inc. (The), 3.40% (5 yr. CMT + 2.60%)(c) (h)	550,035
357,000	PNC Financial Services Group, Inc. (The), 4.85% (3 mo. USD LIBOR + 3.04%)(c) (h)	321,399

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
699,000	PNC Financial Services Group, Inc. (The), 4.96% (3 mo. USD LIBOR + 3.68%)(c) (g) (h)	675,920
292,000	Post Holdings, Inc., 5.50%, due 12/15/29 144A	261,623
201,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, due 09/01/29 144A	143,409
547,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, due 09/01/31(g) 144A	380,383
51,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, due 08/31/27 144A	42,170
136,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28(g) 144A	114,141
90,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	86,564
277,000	Prudential Financial, Inc., 5.13% (5 yr. CMT + 3.16%), due 03/01/52(c) (g)	256,301
1,185,000	Prudential Financial, Inc., 5.88% (3 mo. USD LIBOR + 4.18%), due 09/15/42(c)	1,166,781
48,000	PTC, Inc., 4.00%, due 02/15/28 144A	43,456
195,000	Public Service Electric & Gas Co., (MTN), 2.70%, due 05/01/50	140,117
445,000	Public Service Electric & Gas Co., (MTN), 3.00%, due 05/15/27(g)	429,197
315,000	Public Service Electric & Gas Co., (MTN), 3.20%, due 05/15/29	300,345
1,700,000	Public Service Enterprise Group, Inc., 2.88%, due 06/15/24	1,664,793
515,000	Public Storage REIT, 2.25%, due 11/09/31	426,280
379,000	Puget Energy, Inc., 2.38%, due 06/15/28	331,730
900,000	Qatar Energy, 1.38%, due 09/12/26 144A	811,342
275,000	Qatar Energy, 2.25%, due 07/12/31 144A	235,364
348,000	Qorvo, Inc., 1.75%, due 12/15/24 144A	325,761
282,000	Qorvo, Inc., 3.38%, due 04/01/31 144A	222,282
237,000	Quanta Services, Inc., 0.95%, due 10/01/24	219,385
130,000	Radian Group, Inc., 4.50%, due 10/01/24	122,527
191,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 09/15/28(g) 144A	148,155
1,761,000	Raytheon Technologies Corp., 1.90%, due 09/01/31	1,444,738
790,000	Realty Income Corp. REIT, 2.85%, due 12/15/32	680,026
330,000	Realty Income Corp. REIT, 3.25%, due 01/15/31	300,326
224,000	Rede D’or Finance SARL, 4.50%, due 01/22/30(g) 144A	189,460
408,000	Renesas Electronics Corp., 1.54%, due 11/26/24 144A	381,301
340,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29(g) 144A	276,749
389,000	RHP Hotel Properties, LP/RHP Finance Corp. REIT, 4.50%, due 02/15/29(g) 144A	330,609
161,000	RLJ Lodging Trust, LP REIT, 3.75%, due 07/01/26 144A	139,812
405,000	Roper Technologies, Inc., 1.40%, due 09/15/27	347,276
217,000	Royalty Pharma Plc, 1.75%, due 09/02/27	185,162
415,000	RPM International, Inc., 2.95%, due 01/15/32	344,871
2,180,000	Ryder System, Inc., (MTN), 4.30%, due 06/15/27	2,149,944
202,000	S&P Global, Inc., 4.75%, due 08/01/28 144A	205,474
232,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28	223,361
662,000	Sabine Pass Liquefaction LLC, 4.50%, due 05/15/30	635,111
231,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	232,030
288,000	Sabine Pass Liquefaction LLC, 5.88%, due 06/30/26	298,068
247,000	Sabre GLBL, Inc., 7.38%, due 09/01/25 144A	229,575
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25	300,989
290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48	265,471
466,000	Santander Holdings USA, Inc., 2.49% (SOFR + 1.25%), due 01/06/28(c)	411,660

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
1,209,000	Santander Holdings USA, Inc., 3.24%, due 10/05/26	1,134,750
1,093,000	Santander Holdings USA, Inc., 3.45%, due 06/02/25	1,052,175
620,000	Santander Holdings USA, Inc., 3.50%, due 06/07/24	609,661
199,000	Santander Holdings USA, Inc., 4.40%, due 07/13/27	191,492
437,000	Sasol Financing USA LLC, 5.50%, due 03/18/31	337,180
200,000	Sasol Financing USA LLC, 5.88%, due 03/27/24	196,117
200,000	Sasol Financing USA LLC, 6.50%, due 09/27/28	181,481
322,000	SBA Tower Trust REIT, 2.84%, due 01/15/50 144A	311,005
411,000	SBL Holdings, Inc., 5.00%, due 02/18/31 144A	342,679
1,666,000	Schlumberger Holdings Corp., 3.90%, due 05/17/28 144A	1,575,803
383,000	Select Medical Corp., 6.25%, due 08/15/26(g) 144A	358,289
115,000	Sensata Technologies, Inc., 3.75%, due 02/15/31 144A	92,371
254,000	Service Corp. International, 4.00%, due 05/15/31	217,383
950,000	Shell International Finance BV, 5.50%, due 03/25/40	1,020,721
425,000	Shire Acquisitions Investments Ireland DAC, 3.20%, due 09/23/26	408,498
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	958,636
270,000	Sinopec Group Overseas Development 2018, Ltd., 3.68%, due 08/08/49 144A	217,218
384,000	Sirius XM Radio, Inc., 4.00%, due 07/15/28 144A	333,521
593,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27 144A	551,404
220,000	SMBC Aviation Capital Finance DAC, 2.30%, due 06/15/28 144A	178,930
1,475,000	Societe Generale SA, 1.79% (1 yr. CMT + 1.00%), due 06/09/27(c) 144A	1,289,168
810,000	Societe Generale SA, 2.00% (SOFR + 1.05%), due 01/21/26(c) 144A	781,087
410,000	Societe Generale SA, 2.80% (1 yr. CMT + 1.30%), due 01/19/28(c) 144A	366,453
385,000	Societe Generale SA, 4.75% (5 yr. CMT + 3.93%)(c) (h) 144A	313,807
514,000	Societe Generale SA, 5.38% (5 yr. CMT + 4.51%)(c) (g) (h) 144A	399,635
281,000	Societe Generale SA, 6.22% (1 yr. CMT + 3.20%), due 06/15/33(c) 144A	268,509
529,000	SoftBank Group Corp., 6.88% (5 yr. USD ICE swap + 4.85%)(c) (h) (k)	437,218
200,000	Sotheby’s, 7.38%, due 10/15/27 144A	185,630
570,000	Southern California Edison Co., 3.45%, due 02/01/52	425,320
335,000	Southern California Edison Co., 4.00%, due 04/01/47	272,386
1,318,000	Southern Co. (The), 3.25%, due 07/01/26(g)	1,263,742
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23(g)	1,243,243
755,000	Southwest Airlines Co., 2.63%, due 02/10/30(g)	638,470
144,000	Southwestern Energy Co., 4.75%, due 02/01/32	123,399
26,000	Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, due 09/30/26 144A	21,178
1,701,000	Spirit Realty, LP REIT, 2.10%, due 03/15/28	1,427,548
300,000	Sprint Corp., 7.13%, due 06/15/24	308,805
598,000	Stagwell Global LLC, 5.63%, due 08/15/29 144A	482,182
118,000	Standard Industries, Inc., 3.38%, due 01/15/31 144A	87,267
590,000	Standard Industries, Inc., 4.38%, due 07/15/30 144A	466,445
25,000	Standard Industries, Inc., 4.75%, due 01/15/28 144A	21,444
175,000	Starwood Property Trust, Inc. REIT, 3.63%, due 07/15/26 144A	148,627
200,000	State Grid Overseas Investment BVI, Ltd., 3.50%, due 05/04/27 144A	198,160
330,000	State Street Corp., 3.15% (SOFR + 2.65%), due 03/30/31(c) (g)	300,009
920,000	Steel Dynamics, Inc., 3.45%, due 04/15/30	820,217
3,045,000	Stellantis Finance US, Inc., 1.71%, due 01/29/27 144A	2,650,359
605,000	Stellantis Finance US, Inc., 2.69%, due 09/15/31(g) 144A	479,667

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
143,000	Suburban Propane Partners, LP/Suburban Energy Finance Corp., 5.00%, due 06/01/31 144A	121,832
77,000	Sunoco, LP/Sunoco Finance Corp., 4.50%, due 05/15/29	63,619
297,000	Sunoco, LP/Sunoco Finance Corp., 4.50%, due 04/30/30 144A	240,328
68,000	Switch, Ltd., 3.75%, due 09/15/28 144A	67,347
890,000	T-Mobile USA, Inc., 2.05%, due 02/15/28	773,533
254,000	T-Mobile USA, Inc., 2.55%, due 02/15/31	213,994
50,000	T-Mobile USA, Inc., 2.88%, due 02/15/31	41,605
521,000	T-Mobile USA, Inc., 3.38%, due 04/15/29	457,389
2,019,000	T-Mobile USA, Inc., 3.50%, due 04/15/25	1,977,235
388,000	T-Mobile USA, Inc., 3.75%, due 04/15/27	373,928
742,000	T-Mobile USA, Inc., 3.88%, due 04/15/30	693,172
1,479,000	T-Mobile USA, Inc., 4.50%, due 04/15/50	1,315,770
455,000	Take-Two Interactive Software, Inc., 3.30%, due 03/28/24	449,222
257,000	Take-Two Interactive Software, Inc., 3.55%, due 04/14/25	253,030
225,000	Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	187,049
740,000	Targa Resources Corp., 4.95%, due 04/15/52	635,771
467,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 4.00%, due 01/15/32	400,509
150,000	Taylor Morrison Communities, Inc., 5.13%, due 08/01/30 144A	124,781
110,000	Taylor Morrison Communities, Inc., 5.88%, due 06/15/27 144A	101,569
150,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 03/01/24 144A	146,104
926,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	826,464
34,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	40,157
158,000	Telecom Argentina SA, 8.00%, due 07/18/26 144A	147,932
1,125,000	Teledyne Technologies, Inc., 2.75%, due 04/01/31	941,630
250,000	Telefonica Celular del Paraguay SA, 5.88%, due 04/15/27 144A	229,674
686,000	Telefonica Emisiones SA, 5.21%, due 03/08/47	609,375
163,000	Telesat Canada/Telesat LLC, 5.63%, due 12/06/26 144A	103,218
50,000	Tenet Healthcare Corp., 4.38%, due 01/15/30 144A	42,401
223,000	Tenet Healthcare Corp., 4.63%, due 07/15/24	214,329
125,000	Tenet Healthcare Corp., 6.13%, due 06/15/30 144A	115,695
83,000	Toll Brothers Finance Corp., 3.80%, due 11/01/29(g)	70,488
1,595,000	Toll Brothers Finance Corp., 4.35%, due 02/15/28	1,442,823
1,475,000	Toronto-Dominion Bank (The), 1.95%, due 01/12/27(g)	1,335,421
321,000	Total Play Telecomunicaciones SA de CV, 6.38%, due 09/20/28(g) 144A	253,141
548,000	Total Play Telecomunicaciones SA de CV, 7.50%, due 11/12/25 144A	480,591
88,000	Townsquare Media, Inc., 6.88%, due 02/01/26(g) 144A	78,509
2,018,000	Toyota Motor Credit Corp., (MTN), 3.00%, due 04/01/25	1,982,176
251,000	TransCanada PipeLines, Ltd., 4.25%, due 05/15/28	244,483
140,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, due 05/15/50	116,536
500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48	454,394
925,000	TransDigm, Inc., 5.50%, due 11/15/27	787,813
175,000	Travel + Leisure Co., 4.63%, due 03/01/30 144A	135,878
166,000	Travel + Leisure Co., 6.60%, due 10/01/25(d)	161,415
55,000	Trident TPI Holdings, Inc., 6.63%, due 11/01/25 144A	50,584
212,000	TriNet Group, Inc., 3.50%, due 03/01/29 144A	174,945

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
232,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, due 04/01/29 144A	166,255
248,000	Tronox, Inc., 4.63%, due 03/15/29 144A	199,949
1,040,000	Truist Bank, 2.25%, due 03/11/30	871,805
342,000	Tutor Perini Corp., 6.88%, due 05/01/25(g) 144A	279,971
191,000	Twitter, Inc., 3.88%, due 12/15/27(g) 144A	180,394
532,000	Uber Technologies, Inc., 4.50%, due 08/15/29 144A	438,567
285,000	Uber Technologies, Inc., 7.50%, due 05/15/25 144A	282,972
561,000	Uber Technologies, Inc., 7.50%, due 09/15/27 144A	544,439
765,000	UBS Group AG, 1.49% (1 yr. CMT + 0.85%), due 08/10/27(c) 144A	669,975
375,000	UBS Group AG, 2.10% (1 yr. CMT + 1.00%), due 02/11/32(c) 144A	298,123
1,897,000	UBS Group AG, 4.13%, due 04/15/26 144A	1,870,201
305,000	UBS Group AG, 7.00% (5 yr. USD swap + 4.34%)(c) (h) 144A	297,870
310,000	Unifin Financiera SAB de CV, 9.88%, due 01/28/29 144A	202,948
510,150	United Airlines Pass Through Trust, 3.45%, due 01/07/30	443,322
327,389	United Airlines Pass Through Trust, 3.65%, due 07/07/27	298,448
553,400	United Airlines Pass Through Trust, 3.75%, due 03/03/28	527,918
2,185,787	United Airlines Pass Through Trust, 4.00%, due 10/11/27	2,061,020
255,098	United Airlines Pass Through Trust, 4.55%, due 02/25/33	228,659
80,292	United Airlines Pass Through Trust, 4.60%, due 09/01/27	73,718
113,504	United Airlines Pass Through Trust, 4.63%, due 03/03/24	113,544
211,650	United Airlines Pass Through Trust, 4.88%, due 07/15/27	201,301
1,843,574	United Airlines Pass Through Trust, 5.88%, due 04/15/29	1,814,631
307,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	271,609
98,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	83,466
268,000	United Parcel Service, Inc., 5.30%, due 04/01/50(g)	295,220
150,000	United Rentals North America, Inc., 3.75%, due 01/15/32	123,471
251,000	United Rentals North America, Inc., 3.88%, due 11/15/27	233,879
174,000	United Rentals North America, Inc., 3.88%, due 02/15/31(g)	147,130
245,000	United Rentals North America, Inc., 4.88%, due 01/15/28	232,183
35,000	United Rentals North America, Inc., 5.25%, due 01/15/30(g)	32,524
390,000	UnitedHealth Group, Inc., 3.05%, due 05/15/41	315,015
155,000	UnitedHealth Group, Inc., 3.25%, due 05/15/51	121,971
124,000	Uniti Group, LP/Uniti Group Finance, Inc./CSL Capital LLC REIT, 6.50%, due 02/15/29 144A	91,195
433,000	Universal Health Services, Inc., 1.65%, due 09/01/26 144A	375,847
430,000	Universal Health Services, Inc., 2.65%, due 10/15/30 144A	344,327
120,000	University of Chicago (The), 2.76%, due 04/01/45	98,988
350,000	University of Southern California, 2.95%, due 10/01/51	273,694
122,000	Univision Communications, Inc., 4.50%, due 05/01/29 144A	102,499
43,000	Univision Communications, Inc., 7.38%, due 06/30/30 144A	42,076
182,000	Unum Group, 4.13%, due 06/15/51(g)	134,601
1,069,948	US Airways Pass Through Trust, 4.63%, due 12/03/26	985,546
72,295	US Airways Pass Through Trust, 5.90%, due 04/01/26	72,145
75,361	US Airways Pass Through Trust, 6.25%, due 10/22/24	75,058
194,715	US Airways Pass Through Trust, 7.13%, due 04/22/25	196,613
192,000	US Foods, Inc., 4.75%, due 02/15/29 144A	168,171
355,000	Valvoline, Inc., 3.63%, due 06/15/31 144A	284,675
125,000	Valvoline, Inc., 4.25%, due 02/15/30 144A	104,594

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
165,000	Varex Imaging Corp., 7.88%, due 10/15/27 144A	157,122
325,000	Vector Group, Ltd., 5.75%, due 02/01/29 144A	271,154
351,000	Ventas Realty, LP REIT, 3.50%, due 02/01/25	342,732
148,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	129,863
219,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	187,791
285,000	VeriSign, Inc., 2.70%, due 06/15/31(g)	229,667
207,000	VeriSign, Inc., 5.25%, due 04/01/25	208,300
878,000	Verisk Analytics, Inc., 3.63%, due 05/15/50	685,491
1,300,000	Verizon Communications, Inc., 2.55%, due 03/21/31	1,112,614
578,000	Verizon Communications, Inc., 2.88%, due 11/20/50	411,011
1,224,000	Verizon Communications, Inc., 3.55%, due 03/22/51(g)	983,436
1,235,000	Verizon Communications, Inc., 4.33%, due 09/21/28	1,229,557
408,000	Verizon Communications, Inc., 4.40%, due 11/01/34	391,538
338,000	Vertiv Group Corp., 4.13%, due 11/15/28(g) 144A	274,949
219,000	Viatris, Inc., 2.30%, due 06/22/27	189,378
584,000	Viatris, Inc., 2.70%, due 06/22/30(g)	469,221
325,000	Viatris, Inc., 3.85%, due 06/22/40	230,680
568,000	Viatris, Inc., 4.00%, due 06/22/50	381,295
106,000	VICI Properties, LP REIT, 5.13%, due 05/15/32	100,109
305,000	VICI Properties, LP/VICI Note Co., Inc. REIT, 3.88%, due 02/15/29 144A	262,915
219,000	VICI Properties, LP/VICI Note Co., Inc. REIT, 4.13%, due 08/15/30 144A	189,391
319,000	VICI Properties, LP/VICI Note Co., Inc. REIT, 4.63%, due 12/01/29 144A	285,778
184,000	Videotron, Ltd., 3.63%, due 06/15/29(g) 144A	149,703
1,400,000	Virginia Electric & Power Co., 3.15%, due 01/15/26(g)	1,361,038
460,000	Vistra Operations Co. LLC, 3.55%, due 07/15/24 144A	444,460
1,026,000	Vistra Operations Co. LLC, 3.70%, due 01/30/27 144A	945,291
881,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	798,696
135,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	123,004
749,000	Vodafone Group Plc, 7.00% (5 yr. USD swap + 4.87%), due 04/04/79(c)	736,945
72,000	Volcan Cia Minera SAA, 4.38%, due 02/11/26 144A	62,780
664,000	Voya Financial, Inc., 5.65% (3 mo. USD LIBOR + 3.58%), due 05/15/53(c)	623,904
296,000	Vulcan Materials Co., 3.50%, due 06/01/30	268,667
340,000	WakeMed, 3.29%, due 10/01/52	260,540
598,000	Walt Disney Co. (The), 4.70%, due 03/23/50(g)	590,694
240,000	Waste Connections, Inc., 3.20%, due 06/01/32(g)	214,242
490,000	Wells Fargo & Co., 3.07% (SOFR + 2.53%), due 04/30/41(c)	380,197
1,497,000	Wells Fargo & Co., 5.88% (3 mo. USD LIBOR + 3.99%)(c) (g) (h)	1,463,168
1,067,000	Wells Fargo & Co., (MTN), 2.39% (SOFR + 2.10%), due 06/02/28(c)	956,382
765,000	Wells Fargo & Co., (MTN), 2.57% (SOFR + 1.26%), due 02/11/31(c)	658,305
1,082,000	Wells Fargo & Co., (MTN), 2.88% (SOFR + 1.43%), due 10/30/30(c)	952,386
389,000	Wells Fargo & Co., (MTN), 3.35% (SOFR + 1.50%), due 03/02/33(c)	345,541
662,000	Western Digital Corp., 4.75%, due 02/15/26	633,570
350,000	William Carter Co. (The), 5.63%, due 03/15/27 144A	328,372
477,000	Williams Cos., Inc. (The), 3.75%, due 06/15/27	455,912
1,065,000	Williams Cos., Inc. (The), 4.55%, due 06/24/24	1,074,397
135,000	Williams Cos., Inc. (The), 5.75%, due 06/24/44(g)	134,932
60,000	Williams Scotsman International, Inc., 4.63%, due 08/15/28 144A	51,236
494,000	WMG Acquisition Corp., 3.00%, due 02/15/31(g) 144A	383,964
324,000	WMG Acquisition Corp., 3.88%, due 07/15/30 144A	269,981

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
300,000	Wolverine World Wide, Inc., 4.00%, due 08/15/29(g) 144A	241,101
1,289,000	Workday, Inc., 3.50%, due 04/01/27	1,233,716
341,000	Workday, Inc., 3.80%, due 04/01/32(g)	311,936
665,000	WP Carey, Inc. REIT, 2.25%, due 04/01/33	511,580
124,000	WR Grace Holdings LLC, 4.88%, due 06/15/27 144A	108,065
140,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 08/15/28 144A	122,651
1,100,000	Xcel Energy, Inc., 3.40%, due 06/01/30(g)	1,011,929
265,000	Xerox Holdings Corp., 5.50%, due 08/15/28(g) 144A	222,050
98,000	XHR, LP REIT, 4.88%, due 06/01/29 144A	84,218
610,000	Yale University, 2.40%, due 04/15/50	443,270
1,070,000	Yamana Gold, Inc., 2.63%, due 08/15/31	860,330
1,220,000	Yara International ASA, 4.75%, due 06/01/28 144A	1,169,528
201,000	Yum! Brands, Inc., 3.63%, due 03/15/31	169,308
153,000	Yum! Brands, Inc., 4.75%, due 01/15/30 144A	139,121
169,000	Ziff Davis, Inc., 4.63%, due 10/15/30(g) 144A	144,390

		509,325,706

	Mortgage Backed Securities - Private Issuers — 8.8%
161,260	Angel Oak Mortgage Trust CMO, Series 2020-R1, Class A1, 0.99%, due 04/25/53(b) 144A	156,177
147,116	Angel Oak Mortgage Trust CMO, Series 2021-2, Class A1, 0.99%, due 04/25/66(b) 144A	134,455
405,851	Angel Oak Mortgage Trust CMO, Series 2021-4, Class A1, 1.04%, due 01/20/65(b) 144A	345,273
417,924	Angel Oak Mortgage Trust CMO, Series 2021-5, Class A1, 0.95%, due 07/25/66(b) 144A	373,838
1,800,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A4, 2.50%, due 05/15/53 144A	1,580,216
2,500,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A4, 2.25%, due 06/15/54 144A	2,109,090
258,329	Arroyo Mortgage Trust CMO, Series 2021-1R, Class A1, 1.18%, due 10/25/48(b) 144A	239,785
147,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.84%, due 11/05/32(b) 144A	123,298
1,026,746	BANK, Series 2019-BNK20, Class A2, 2.76%, due 09/15/62	936,147
850,000	BANK, Series 2019-BNK23, Class A2, 2.67%, due 12/15/52	770,138
1,806,000	BANK, Series 2020-BNK26, Class A2, 2.04%, due 03/15/63	1,638,474
1,800,000	BANK, Series 2020-BNK26, Class A3, 2.16%, due 03/15/63	1,564,554
869,000	BANK, Series 2020-BNK30, Class A4, 1.93%, due 12/15/53	725,599
3,000,000	BANK, Series 2021-BNK32, Class A4, 2.35%, due 04/15/54	2,618,990
2,300,000	BANK, Series 2021-BNK34, Class A4, 2.16%, due 06/15/63	1,958,789
193,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class A2, 3.04%, due 11/15/52	188,573
200,000	BBCMS Mortgage Trust, Series 2015-SRCH, Class D, 5.12%, due 08/10/35(b) 144A	179,891
3,000,000	BBCMS Mortgage Trust, Series 2018-TALL, Class A, 2.05% (1 mo. USD LIBOR + 0.72%), due 03/15/37(c) 144A	2,865,503
186,000	BBCMS Mortgage Trust, Series 2020-C6, Class A2, 2.69%, due 02/15/53	179,675
1,273,000	BBCMS Mortgage Trust, Series 2021-C9, Class A5, 2.30%, due 02/15/54	1,090,940
2,000,000	BBCMS Mortgage Trust, Series 2022-C14, Class A4, 2.69%, due 02/15/55	1,754,858

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
61,271	Bellemeade Re, Ltd. CMO, Series 2019-3A, Class M1B, 3.22% (1 mo. USD LIBOR + 1.60%), due 07/25/29(c) 144A	61,037
273,564	Bellemeade Re, Ltd. CMO, Series 2021-2A, Class M1A, 2.13% (SOFR 30-day average + 1.20%), due 06/25/31(c) 144A	268,971
349,065	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	339,709
270,000	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57	260,834
1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,208,934
657,000	Benchmark Mortgage Trust, Series 2019-B15, Class A5, 2.93%, due 12/15/72	600,153
600,000	Benchmark Mortgage Trust, Series 2020-B17, Class A4, 2.04%, due 03/15/53	514,297
1,200,000	Benchmark Mortgage Trust, Series 2020-B20, Class A2, 1.75%, due 10/15/53	1,114,612
1,800,000	Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, due 09/15/48 144A	1,723,273
2,210,000	Benchmark Mortgage Trust, Series 2021-B23, Class A2, 1.62%, due 02/15/54	2,026,184
1,700,000	Benchmark Mortgage Trust, Series 2021-B23, Class A4A1, 1.82%, due 02/15/54	1,409,230
900,000	Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, due 03/15/54	799,229
1,750,000	Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, due 03/15/54	1,511,683
1,250,000	Benchmark Mortgage Trust, Series 2021-B28, Class ASB, 1.98%, due 08/15/54	1,093,223
1,800,000	Benchmark Mortgage Trust, Series 2021-B31, Class A4, 2.42%, due 12/15/54	1,546,291
1,800,000	Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.46%, due 03/15/55	1,688,423
362,000	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, 2.27% (1 mo. TSFR + 1.77%), due 05/15/39(c) 144A	355,552
136,000	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, 2.82% (1 mo. TSFR + 2.32%), due 05/15/39(c) 144A	133,681
1,038,000	BPR Trust, Series 2022-OANA, Class A, 3.18% (1 mo. TSFR + 1.90%), due 04/15/37(c) 144A	1,019,374
168,080	BRAVO Residential Funding Trust CMO, Series 2021-NQM2, Class A1, 0.94%, due 02/25/49(b) 144A	157,865
1,281,958	BX Commercial Mortgage Trust, Series 2019-XL, Class A, 2.24% (1 mo. USD LIBOR + 0.92%), due 10/15/36(c) 144A	1,260,562
349,652	BX Commercial Mortgage Trust, Series 2020-VKNG, Class A, 2.25% (1 mo. USD LIBOR + 0.93%), due 10/15/37(c) 144A	339,460
269,000	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 2.18% (1 mo. USD LIBOR + 0.85%), due 11/15/38(c) 144A	259,330
1,025,000	BX Commercial Mortgage Trust, Series 2021-CIP, Class A, 2.25% (1 mo. USD LIBOR + 0.92%), due 12/15/38(c) 144A	995,787
1,516,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, 2.02% (1 mo. USD LIBOR + 0.70%), due 09/15/36(c) 144A	1,464,436
342,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 2.42% (1 mo. USD LIBOR + 1.10%), due 09/15/36(c) 144A	318,957
876,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class A, 2.27% (1 mo. TSFR + 0.99%), due 01/17/39(c) 144A	848,863
1,200,000	CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, due 08/15/57	1,066,617
986,430	CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, due 04/15/25(b) 144A	942,943
585,267	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	559,791
2,349,356	CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2, 2.95%, due 11/10/49	2,221,252
539,556	CIM Trust CMO, Series 2020-INV1, Class A2, 2.50%, due 04/25/50(b) 144A	478,356
330,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	298,842
176,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.15%, due 01/10/36 144A	175,045

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
27,500,000	Citigroup Commercial Mortgage Trust, (IO), Series 2014-GC21, Class XB, 0.60%, due 05/10/47(b) 144A	210,914
366,694	COLT Mortgage Loan Trust CMO, Series 2021-2, Class A1, 0.92%, due 08/25/66(b) 144A	323,649
503,264	COLT Mortgage Loan Trust CMO, Series 2021-3, Class A1, 0.96%, due 09/27/66(b) 144A	437,511
378,691	COLT Mortgage Loan Trust CMO, Series 2021-HX1, Class A1, 1.11%, due 10/25/66(b) 144A	334,170
559,947	COLT Trust CMO, Series 2020-RPL1, Class A1, 1.39%, due 01/25/65(b) 144A	509,578
554,621	Commercial Mortgage Trust, Series 2013-LC6, Class A4, 2.94%, due 01/10/46	552,926
917,862	Commercial Mortgage Trust, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	895,571
862,000	Commercial Mortgage Trust, Series 2015-CR27, Class A4, 3.61%, due 10/10/48	846,081
223,000	Commercial Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, due 02/10/37 144A	211,401
235,000	Commercial Mortgage Trust, Series 2013-300P, Class D, 4.54%, due 08/10/30(b) 144A	226,782
476,797	Connecticut Avenue Securities Trust CMO, Series 2022-R03, Class 1M1, 3.03% (SOFR 30-day average + 2.10%), due 03/25/42(c) 144A	468,710
202,265	Connecticut Avenue Securities Trust CMO, Series 2022-R04, Class 1M1, 2.93% (SOFR 30-day average + 2.00%), due 03/25/42(c) 144A	198,450
355,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 2.92% (1 mo. USD LIBOR + 1.60%), due 05/15/36(c) 144A	345,635
111,587	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.26%, due 08/15/37 144A	103,054
252,676	Credit Suisse Mortgage Trust CMO, Series 2018-RPL9, Class A, 3.85%, due 09/25/57(b) 144A	245,888
279,486	Credit Suisse Mortgage Trust CMO, Series 2020-RPL6, Class A1, 2.69%, due 03/25/59(b) 144A	270,092
255,305	Credit Suisse Mortgage Trust CMO, Series 2021-NQM2, Class A1, 1.18%, due 02/25/66(b) 144A	242,895
222,512	Credit Suisse Mortgage Trust CMO, Series 2021-NQM3, Class A1, 1.02%, due 04/25/66(b) 144A	203,426
382,888	Credit Suisse Mortgage Trust CMO, Series 2021-NQM6, Class A1, 1.17%, due 07/25/66(b) 144A	325,745
232,239	Credit Suisse Mortgage Trust CMO, Series 2021-NQM5, Class A1, 0.94%, due 05/25/66(b) 144A	202,289
1,064,571	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	996,420
775,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	737,702
1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	935,315
1,900,000	CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, due 03/15/54	1,674,421
105,142	Ellington Financial Mortgage Trust CMO, Series 2021-1, Class A1, 0.80%, due 02/25/66(b) 144A	96,379
1,258,658	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-2, Class MA, 3.50%, due 11/25/57	1,247,812
447,249	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-3, Class MA, 3.50%, due 08/25/57(b)	443,221

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
1,801,188	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-4, Class MA, 3.50%, due 03/25/58	1,783,928
754,890	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-1, Class MA, 3.50%, due 07/25/58	747,436
1,354,859	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-2, Class MA, 3.50%, due 08/25/58	1,340,786
1,025,259	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-4, Class MA, 3.00%, due 02/25/59	998,631
941,502	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-1, Class MA, 2.50%, due 08/25/59	903,243
2,309,745	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2022-1, Class MAU, 3.25%, due 11/25/61	2,251,951
354,167	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2022-DNA2, Class M1A, 2.23% (SOFR 30-day average + 1.30%), due 02/25/42(c) 144A	346,227
437,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2022-DNA2, Class M1B, 3.33% (SOFR 30-day average + 2.40%), due 02/25/42(c) 144A	404,314
529,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2022-DNA5, Class M1B, 5.28% (SOFR 30-day average + 4.50%), due 06/25/42(c) 144A	532,020
1,155,000	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2022-DNA1, Class M1A, 1.93% (SOFR 30-day average + 1.00%), due 01/25/42(c) 144A	1,115,237
24,094	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2020-HQA3, Class M2, 5.22% (1 mo. USD LIBOR + 3.60%), due 07/25/50(c) 144A	24,082
498,296	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2022-DNA3, Class M1A, 2.93% (SOFR 30-day average + 2.00%), due 04/25/42(c) 144A	490,771
660,000	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2022-DNA3, Class M1B, 3.83% (SOFR 30-day average + 2.90%), due 04/25/42(c) 144A	622,118
380,305	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2022-DNA4, Class M1A, 3.13% (SOFR 30-day average + 2.20%), due 05/25/42(c) 144A	375,726
429,000	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2022-DNA4, Class M1B, 4.28% (SOFR 30-day average + 3.35%), due 05/25/42(c) 144A	409,041
293,273	Flagstar Mortgage Trust CMO, Series 2020-2, Class A2, 3.00%, due 08/25/50(b) 144A	263,411
498,818	Flagstar Mortgage Trust CMO, Series 2021-1, Class A2, 2.50%, due 02/01/51(b) 144A	428,503
1,393,195	Flagstar Mortgage Trust CMO, Series 2021-6INV, Class A4, 2.50%, due 08/25/51(b) 144A	1,198,951
184,765	GCAT Trust CMO, Series 2021-NQM2, Class A1, 1.04%, due 05/25/66(b) 144A	168,275
206,880	GCAT Trust CMO, Series 2021-NQM1, Class A1, 0.87%, due 01/25/66(b) 144A	191,177
294,362	GCAT Trust CMO, Series 2021-NQM3, Class A1, 1.09%, due 05/25/66(b) 144A	260,137
445,385	GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 2.31% (1 mo. USD LIBOR + 0.70%), due 11/21/35(c) 144A	435,708
828,994	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	807,259
2,646,560	GS Mortgage Securities Trust, Series 2015-GC30, Class A3, 3.12%, due 05/10/50	2,568,956
300,000	GS Mortgage Securities Trust, Series 2019-GC40, Class A2, 2.97%, due 07/10/52	292,870
1,600,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.12%, due 05/12/53	1,379,945
1,062,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.01%, due 12/12/53	882,439
1,143,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class AAB, 1.66%, due 12/12/53	1,019,356
196,000	GS Mortgage Securities Trust, Series 2020-UPTN, Class A, 2.75%, due 02/10/37 144A	186,009
1,900,000	GS Mortgage Securities Trust, Series 2021-GSA3, Class A4, 2.37%, due 12/15/54	1,622,565

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
129,616	GS Mortgage-Backed Securities Corp. Trust CMO, Series 2021-NQM1, Class A1, 1.02%, due 07/25/61(b) 144A	121,378
58,462	GS Mortgage-Backed Securities Trust CMO, Series 2020-NQM1, Class A1, 1.38%, due 09/27/60(b) 144A	56,484
1,745,282	GS Mortgage-Backed Securities Trust CMO, Series 2021-PJ2, Class A2, 2.50%, due 07/25/51(b) 144A	1,511,033
656,005	Home RE, Ltd. CMO, Series 2021-2, Class M1A, 2.18% (SOFR 30-day average + 1.25%), due 01/25/34(c) 144A	651,079
174,073	Imperial Fund Mortgage Trust CMO, Series 2021-NQM1, Class A1, 1.07%, due 06/25/56(b) 144A	160,531
170,000	IMT Trust, Series 2017-APTS, Class CFX, 3.61%, due 06/15/34(b) 144A	163,171
335,000	Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.28%, due 05/15/48(b) 144A	331,621
473,757	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3, 3.67%, due 04/15/47	473,214
63,223	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A2, 2.82%, due 11/15/48	63,179
700,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	671,306
936,966	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	895,637
1,430,908	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4, 2.69%, due 04/15/46	1,419,967
680,743	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	638,269
1,039,049	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	1,017,205
938,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	917,221
267,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, due 01/16/37 144A	253,695
1,530,776	JPMorgan Mortgage Trust CMO, Series 2021-3, Class A3, 2.50%, due 07/25/51(b) 144A	1,314,991
193,000	KNDL Mortgage Trust, Series 2019-KNSQ, Class D, 2.67% (1 mo. USD LIBOR + 1.35%), due 05/15/36(c) 144A	186,532
627,651	Legacy Mortgage Asset Trust CMO, Series 2019-PRI, Class A1, 3.86%, due 09/25/59(d) 144A	615,095
217,324	Legacy Mortgage Asset Trust CMO, Series 2020-GS1, Class A1, 2.88%, due 10/25/59(d) 144A	216,087
83,637	Legacy Mortgage Asset Trust CMO, Series 2021-GS1, Class A1, 1.89%, due 10/25/66(d) 144A	81,219
378,444	Life Mortgage Trust, Series 2021-BMR, Class A, 2.02% (1 mo. USD LIBOR + 0.70%), due 03/15/38(c) 144A	366,782
418,745	Life Mortgage Trust, Series 2021-BMR, Class D, 2.72% (1 mo. USD LIBOR + 1.40%), due 03/15/38(c) 144A	398,660
1,028,000	Life Mortgage Trust, Series 2022-BMR2, Class A1, 2.57% (1 mo. TSFR + 1.30%), due 05/15/39(c) 144A	1,004,383
600,000	Mello Warehouse Securitization Trust CMO, Series 2021-1, Class A, 1.37% (1 mo. USD LIBOR + 0.70%), due 02/25/55(c) 144A	590,560

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
408,460	MetLife Securitization Trust CMO, Series 2020-INV1, Class A2A, 2.50%, due 05/25/50(b) 144A	378,484
163,293	MFA Trust CMO, Series 2021-NQM1, Class A1, 1.15%, due 04/25/65(b) 144A	152,065
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	99,454
1,737,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, due 04/15/48	1,689,317
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, due 05/15/48	787,312
2,204,000	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A4, 3.81%, due 12/15/48	2,166,979
1,600,000	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,499,620
212,000	Morgan Stanley Capital I Trust, Series 2017-CLS, Class D, 2.72% (1 mo. USD LIBOR + 1.40%), due 11/15/34(c) 144A	208,793
2,600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,395,725
980,000	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.04%, due 07/15/53	829,770
1,725,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.73%, due 05/15/54	1,518,620
95,000	Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class D, 3.92%, due 11/15/32(b) 144A	92,483
165,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.46%, due 01/15/43(b) 144A	151,917
82,728	New Residential Mortgage Loan Trust CMO, Series 2018-4A, Class A1S, 2.37% (1 mo. USD LIBOR + 0.75%), due 01/25/48(c) 144A	81,170
200,156	NYMT Loan Trust CMO, Series 2022-CP1, Class A1, 2.04%, due 07/25/61 144A	189,298
9,074	Oaktown Re III, Ltd. CMO, Series 2019-1A, Class M1A, 3.02% (1 mo. USD LIBOR + 1.40%), due 07/25/29(c) 144A	9,071
330,711	OBX Trust CMO, Series 2021-NQM2, Class A1, 1.10%, due 05/25/61(b) 144A	288,148
105,330	OBX Trust CMO, Series 2020-EXP2, Class A3, 2.50%, due 05/25/60(b) 144A	97,896
423,271	OBX Trust CMO, Series 2021-NQM3, Class A1, 1.05%, due 07/25/61(b) 144A	367,762
395,707	PMT Credit Risk Transfer Trust CMO, Series 2020-2R, Class A, 5.47% (1 mo. USD LIBOR + 3.82%), due 12/25/22(c) 144A	386,095
358,210	Provident Funding Mortgage Trust CMO, Series 2020-F1, Class A2, 2.00%, due 01/25/36(b) 144A	325,729
1,803,630	PSMC Trust CMO, Series 2021-2, Class A3, 2.50%, due 05/25/51(b) 144A	1,650,582
12,953	Radnor RE, Ltd. CMO, Series 2018-1, Class M1, 3.02% (1 mo. USD LIBOR + 1.40%), due 03/25/28(c) 144A	12,953
200,000	Radnor RE, Ltd. CMO, Series 2020-1, Class M1B, 3.07% (1 mo. USD LIBOR + 1.45%), due 01/25/30(c) 144A	196,564
367,044	Sequoia Mortgage Trust CMO, Series 2020-3, Class A4, 3.00%, due 04/25/50(b) 144A	361,735
1,768,418	Sequoia Mortgage Trust CMO, Series 2021-1, Class A1, 2.50%, due 03/25/51(b) 144A	1,519,134
380,000	SLG Office Trust, Series 2021-OVA, Class D, 2.85%, due 07/15/41 144A	305,776
953,000	SMRT, Series 2022-MINI, Class A, 2.28% (1 mo. TSFR + 1.00%), due 01/15/39(c) 144A	917,913
445,216	Starwood Mortgage Residential Trust CMO, Series 2022-1, Class A1, 2.45%, due 12/25/66(b) 144A	415,912
132,000	Towd Point Mortgage Trust CMO, Series 2015-1, Class A5, 3.19%, due 10/25/53(b) 144A	129,361
246,897	Towd Point Mortgage Trust CMO, Series 2018-1, Class A1, 3.00%, due 01/25/58(b) 144A	242,735

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
228,843	Towd Point Mortgage Trust CMO, Series 2018-4, Class A1, 3.00%, due 06/25/58(b) 144A	220,092
33,016	Towd Point Mortgage Trust CMO, Series 2018-5, Class A1A, 3.25%, due 07/25/58(b) 144A	32,409
187,659	Towd Point Mortgage Trust CMO, Series 2018-6, Class A1A, 3.75%, due 03/25/58(b) 144A	186,671
210,666	Towd Point Mortgage Trust CMO, Series 2019-1, Class A1, 3.66%, due 03/25/58(b) 144A	205,998
180,009	Towd Point Mortgage Trust CMO, Series 2019-4, Class A1, 2.90%, due 10/25/59(b) 144A	174,819
39,899	Towd Point Mortgage Trust CMO, Series 2019-HY3, Class A1A, 2.62% (1 mo. USD LIBOR + 1.00%), due 10/25/59(c) 144A	39,304
299,410	Towd Point Mortgage Trust CMO, Series 2020-4, Class A1, 1.75%, due 10/25/60 144A	276,320
675,000	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	661,651
246,404	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.53%, due 05/10/63	245,983
80,618	Verus Securitization Trust CMO, Series 2020-5, Class A1, 1.22%, due 05/25/65(d) 144A	76,763
318,881	Verus Securitization Trust CMO, Series 2021-3, Class A1, 1.05%, due 06/25/66(b) 144A	283,271
184,625	Verus Securitization Trust CMO, Series 2021-4, Class A1, 0.94%, due 07/25/66(b) 144A	162,416
579,231	Verus Securitization Trust CMO, Series 2021-5, Class A1, 1.01%, due 09/25/66(b) 144A	506,487
163,738	Verus Securitization Trust CMO, Series 2021-R1, Class A1, 0.82%, due 10/25/63(b) 144A	159,911
8,504	WaMu Mortgage Pass Through Certificates CMO, Series 2003-AR9, Class 1A7, 2.53%, due 09/25/33(b)	8,131
1,490,923	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,386,884
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	2,846,101
925,290	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	882,507
1,179,124	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,145,615
1,605,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A3, 1.94%, due 06/15/53	1,511,125
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A3, 1.96%, due 04/15/54	1,674,110
800,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C60, Class ASB, 2.13%, due 08/15/54	702,066
1,466,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.92%, due 10/15/57	1,454,792

		136,365,266

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — 20.7%
219,866	FHLMC Gold, Pool # A89870, 4.50%, due 11/01/39	227,300
144,793	FHLMC Gold, Pool # A96970, 4.00%, due 02/01/41	146,672
277,422	FHLMC Gold, Pool # C91908, 3.00%, due 01/01/37	271,587
218,387	FHLMC Gold, Pool # G06231, 4.00%, due 12/01/40	221,209
137,573	FHLMC Gold, Pool # G06409, 6.00%, due 11/01/39	150,997
71,631	FHLMC Gold, Pool # G06875, 5.50%, due 12/01/38	76,929
252,526	FHLMC Gold, Pool # G07021, 5.00%, due 09/01/39	266,233
501,551	FHLMC Gold, Pool # G07816, 4.50%, due 09/01/42	518,517
319,548	FHLMC Gold, Pool # G08537, 3.00%, due 07/01/43	305,585
194,307	FHLMC Gold, Pool # G08672, 4.00%, due 10/01/45	195,962
295,429	FHLMC Gold, Pool # G08726, 3.00%, due 10/01/46	280,720
55,750	FHLMC Gold, Pool # G08735, 4.50%, due 10/01/46	57,007
25,483	FHLMC Gold, Pool # G08748, 3.50%, due 02/01/47	24,995
374,595	FHLMC Gold, Pool # G08749, 4.00%, due 02/01/47	376,983
199,728	FHLMC Gold, Pool # G08771, 4.00%, due 07/01/47	200,837
188,208	FHLMC Gold, Pool # G08786, 4.50%, due 10/01/47	191,847
110,326	FHLMC Gold, Pool # G16177, 2.00%, due 01/01/32	105,644
764,194	FHLMC Gold, Pool # G16634, 3.00%, due 10/01/31	763,308
720,789	FHLMC Gold, Pool # G60722, 3.00%, due 10/01/46	683,404
324,868	FHLMC Gold, Pool # G60767, 3.50%, due 10/01/46	318,040
142,255	FHLMC Gold, Pool # G60788, 3.50%, due 12/01/46	139,278
715,603	FHLMC Gold, Pool # G60804, 4.50%, due 05/01/42	736,909
894,607	FHLMC Gold, Pool # G60934, 3.50%, due 06/01/45	880,237
1,078,857	FHLMC Gold, Pool # G60985, 3.00%, due 05/01/47	1,025,329
602,971	FHLMC Gold, Pool # G61748, 3.50%, due 11/01/48	590,290
300,602	FHLMC Gold, Pool # G61995, 4.00%, due 11/01/44	303,204
224,797	FHLMC Gold, Pool # J24414, 2.50%, due 06/01/28	221,885
276,338	FHLMC Gold, Pool # J34888, 2.50%, due 07/01/31	271,379
595,783	FHLMC Gold, Pool # Q09224, 4.00%, due 07/01/42	603,517
83,738	FHLMC Gold, Pool # Q11218, 3.50%, due 09/01/42	82,393
187,780	FHLMC Gold, Pool # Q12052, 3.50%, due 10/01/42	184,763
512,139	FHLMC Gold, Pool # Q12862, 3.50%, due 11/01/42	504,549
216,360	FHLMC Gold, Pool # Q17792, 3.50%, due 05/01/43	212,882
509,538	FHLMC Gold, Pool # Q36815, 4.00%, due 10/01/45	512,529
443,659	FHLMC Gold, Pool # Q41918, 3.50%, due 07/01/46	434,227
490,224	FHLMC Gold, Pool # Q42618, 3.00%, due 08/01/46	464,614
670,901	FHLMC Gold, Pool # Q44455, 3.50%, due 11/01/46	656,796
192,069	FHLMC Gold, Pool # Q44963, 3.50%, due 12/01/46	188,030
651,506	FHLMC Gold, Pool # Q45741, 3.50%, due 01/01/47	637,801
53,253	FHLMC Gold, Pool # Q49494, 4.50%, due 07/01/47	54,246
166,510	FHLMC Gold, Pool # Q52312, 4.00%, due 11/01/47	167,074
159,250	FHLMC Gold, Pool # Q54957, 4.00%, due 03/01/48	159,559
172,631	FHLMC Gold, Pool # V60565, 3.00%, due 06/01/29	172,273
433,499	FHLMC Gold, Pool # V60599, 3.00%, due 09/01/29	432,601
456,387	FHLMC Gold, Pool # V82292, 4.00%, due 04/01/46	460,334
201,782	FHLMC Gold, Pool # V82848, 3.00%, due 12/01/46	191,150
2,776,000	FHLMC Multifamily Structured Pass Through Certificates, Series K140, Class A2, 2.25%, due 03/25/54	2,467,779

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
2,077,000	FHLMC Multifamily Structured Pass Through Certificates, Series K142, Class A2, 2.40%, due 03/25/32	1,869,727
22,407,817	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 0.88%, due 10/25/22(b) 144A	28,366
11,959,575	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K106, Class X1, 1.48%, due 01/25/30(b) 144A	979,514
600,363	FHLMC Non Gold, Pool # 841085, 2.61% (12 mo. USD LIBOR + 1.63%), due 09/01/47(c)	612,407
44,784	FHLMC Reference REMIC CMO, Series R007, Class ZA, 6.00%, due 05/15/36	48,238
1,127,193	FHLMC REMIC CMO, Series 4710, Class KZ, 3.50%, due 08/15/47	1,083,024
1,312,226	FHLMC REMIC CMO, Series 4739, Class Z, 3.50%, due 11/15/47	1,270,317
712,280	FNMA, Pool # BM4377, 2.42% (12 mo. USD LIBOR + 1.89%), due 04/01/38(c)	734,262
805,108	FNMA, Pool # BM6482, 2.46% (12 mo. USD LIBOR + 1.58%), due 04/01/47(c)	825,939
1,337,734	FNMA REMIC CMO, Series 2012-134, Class ZC, 2.50%, due 12/25/42	1,143,430
557,185	FNMA REMIC CMO, Series 2011-59, Class NZ, 5.50%, due 07/25/41	596,292
5,746	FNMA REMIC CMO, Series 2012-28, Class B, 6.50%, due 06/25/39	6,001
110,168	FNMA-ACES, Series 2018-M10, Class A1, 3.48%, due 07/25/28(b)	110,604
299,052	GNMA I, Pool # 734152, 4.00%, due 01/15/41	303,593
1,881,712	GNMA I, Pool # 784369, 4.00%, due 08/15/45	1,938,106
210,588	GNMA I, Pool # 784605, 4.50%, due 01/15/42	219,771
117,468	GNMA I, Pool # AL8626, 3.00%, due 08/15/45	111,571
140,095	GNMA II, Pool # 004636, 4.50%, due 02/20/40	146,532
25,053	GNMA II, Pool # 004678, 4.50%, due 04/20/40	26,205
158,063	GNMA II, Pool # 004833, 4.00%, due 10/20/40	160,790
147,035	GNMA II, Pool # 004977, 4.00%, due 03/20/41	149,578
371,561	GNMA II, Pool # 004978, 4.50%, due 03/20/41	385,050
575,917	GNMA II, Pool # 005055, 4.50%, due 05/20/41	602,426
21,867	GNMA II, Pool # 783637, 3.00%, due 06/20/42	20,978
3,500,251	GNMA II, Pool # 785283, 2.50%, due 01/20/51	3,205,158
493,870	GNMA II, Pool # 796468, 4.00%, due 09/20/42	503,606
791,629	GNMA II, Pool # AV9421, 3.50%, due 11/20/46	776,393
493,828	GNMA II, Pool # AY7555, 3.50%, due 04/20/47	487,969
215,937	GNMA II, Pool # MA0462, 3.50%, due 10/20/42	213,387
32,084	GNMA II, Pool # MA0624, 3.00%, due 12/20/42	30,783
145,648	GNMA II, Pool # MA0625, 3.50%, due 12/20/42	144,645
81,708	GNMA II, Pool # MA0698, 3.00%, due 01/20/43	78,395
276,850	GNMA II, Pool # MA0851, 3.00%, due 03/20/43	265,624
223,067	GNMA II, Pool # MA0852, 3.50%, due 03/20/43	220,720
46,684	GNMA II, Pool # MA1156, 3.00%, due 07/20/43	44,789
154,351	GNMA II, Pool # MA1376, 4.00%, due 10/20/43	155,693
68,002	GNMA II, Pool # MA1599, 3.00%, due 01/20/44	65,247
142,379	GNMA II, Pool # MA2371, 3.50%, due 11/20/44	141,049
115,440	GNMA II, Pool # MA2372, 4.00%, due 11/20/44	116,649
103,740	GNMA II, Pool # MA2825, 3.00%, due 05/20/45	99,537
239,965	GNMA II, Pool # MA3310, 3.50%, due 12/20/45	236,886
97,441	GNMA II, Pool # MA3377, 4.00%, due 01/20/46	98,288
144,208	GNMA II, Pool # MA3455, 4.00%, due 02/20/46	145,462
273,332	GNMA II, Pool # MA3456, 4.50%, due 02/20/46	286,573
235,484	GNMA II, Pool # MA3596, 3.00%, due 04/20/46	226,132

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
452,286	GNMA II, Pool # MA3803, 3.50%, due 07/20/46	445,982
331,934	GNMA II, Pool # MA3873, 3.00%, due 08/20/46	318,488
541,255	GNMA II, Pool # MA3936, 3.00%, due 09/20/46	519,388
155,334	GNMA II, Pool # MA4004, 3.50%, due 10/20/46	153,468
91,516	GNMA II, Pool # MA4071, 4.50%, due 11/20/46	96,452
81,689	GNMA II, Pool # MA4125, 2.50%, due 12/20/46	74,950
128,960	GNMA II, Pool # MA4263, 4.00%, due 02/20/47	129,846
202,491	GNMA II, Pool # MA4585, 3.00%, due 07/20/47	193,848
191,613	GNMA II, Pool # MA4586, 3.50%, due 07/20/47	188,684
493,394	GNMA II, Pool # MA4720, 4.00%, due 09/20/47	497,410
140,993	GNMA II, Pool # MA4838, 4.00%, due 11/20/47	141,961
562,640	GNMA II, Pool # MA5019, 3.50%, due 02/20/48	552,917
69,390	GNMA II, Pool # MA5021, 4.50%, due 02/20/48	71,540
23,737	GNMA II, Pool # MA5079, 4.50%, due 03/20/48	24,489
278,375	GNMA II, Pool # MA5264, 4.00%, due 06/20/48	279,961
160,316	GNMA II, Pool # MA5397, 3.50%, due 08/20/48	157,500
160,030	GNMA II, Pool # MA5466, 4.00%, due 09/20/48	160,766
133,511	GNMA II, Pool # MA5467, 4.50%, due 09/20/48	135,947
58,530	GNMA II, Pool # MA5530, 5.00%, due 10/20/48	60,333
94,812	GNMA II, Pool # MA5762, 3.50%, due 02/20/49	93,284
91,120	GNMA II, Pool # MA5817, 4.00%, due 03/20/49	91,408
318,907	GNMA II, Pool # MA5874, 3.00%, due 04/20/49	303,846
622,326	GNMA II, Pool # MA6038, 3.00%, due 07/20/49	590,659
572,902	GNMA II, Pool # MA6090, 3.50%, due 08/20/49	560,562
218,156	GNMA II, Pool # MA6338, 3.00%, due 12/20/49	206,674
504,235	GNMA II, Pool # MA6409, 3.00%, due 01/20/50	477,692
414,676	GNMA II, Pool # MA7254, 2.00%, due 03/20/51	369,246
424,114	GNMA II, Pool # MA7367, 2.50%, due 05/20/51	389,913
501,729	GNMA II, Pool # MA7471, 2.00%, due 07/20/51	448,189
369,444	GNMA II, Pool # MA7534, 2.50%, due 08/20/51	338,892
669,508	GNMA II, Pool # MA7588, 2.00%, due 09/20/51	596,165
2,108,973	GNMA II, Pool # MA7589, 2.50%, due 09/20/51	1,938,189
361,658	GNMA II, Pool # MA7648, 2.00%, due 10/20/51	321,958
483,817	GNMA II, Pool # MA7706, 3.00%, due 11/20/51	457,340
998,374	GNMA II, Pool # MA7988, 3.00%, due 04/20/52	942,825
996,848	GNMA II, Pool # MA8043, 3.00%, due 05/20/52	941,301
1,500,000	GNMA TBA, 2.00%, due 07/21/52	1,332,539
1,500,000	GNMA TBA, 2.50%, due 07/21/52	1,373,203
2,500,000	GNMA TBA, 3.00%, due 07/21/52	2,357,617
220,793	UMBS, Pool # 745148, 5.00%, due 01/01/36	232,641
211,074	UMBS, Pool # 932807, 4.00%, due 09/01/40	213,602
139,526	UMBS, Pool # 983471, 5.50%, due 05/01/38	147,686
269,210	UMBS, Pool # 985184, 5.50%, due 08/01/38	289,323
179,179	UMBS, Pool # 995245, 5.00%, due 01/01/39	186,169
337,793	UMBS, Pool # AB6212, 3.00%, due 09/01/42	323,111
537,608	UMBS, Pool # AB6802, 3.50%, due 11/01/42	528,485
152,474	UMBS, Pool # AB7059, 2.50%, due 11/01/42	138,873
298,694	UMBS, Pool # AB8703, 3.00%, due 03/01/38	281,608
118,772	UMBS, Pool # AB9383, 4.00%, due 05/01/43	119,989

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
936,064	UMBS, Pool # AB9659, 3.00%, due 06/01/43	894,490
2,055,483	UMBS, Pool # AC3668, 4.50%, due 10/01/39	2,122,717
196,908	UMBS, Pool # AD9153, 4.50%, due 08/01/40	203,334
150,532	UMBS, Pool # AE0469, 6.00%, due 12/01/39	165,143
406,558	UMBS, Pool # AH4404, 4.00%, due 01/01/41	411,443
86,477	UMBS, Pool # AI1892, 5.00%, due 05/01/41	90,845
415,619	UMBS, Pool # AI4815, 4.50%, due 06/01/41	428,108
336,668	UMBS, Pool # AJ9278, 3.50%, due 12/01/41	331,014
160,933	UMBS, Pool # AJ9317, 4.00%, due 01/01/42	162,476
369,602	UMBS, Pool # AL0215, 4.50%, due 04/01/41	381,743
686,726	UMBS, Pool # AL1895, 3.50%, due 06/01/42	676,753
433,102	UMBS, Pool # AL2466, 4.00%, due 09/01/42	438,319
418,989	UMBS, Pool # AL3000, 3.50%, due 12/01/42	411,865
505,595	UMBS, Pool # AL3316, 3.50%, due 03/01/43	496,996
698,942	UMBS, Pool # AL6663, 4.00%, due 03/01/39	707,293
615,343	UMBS, Pool # AL7594, 3.50%, due 08/01/45	602,170
586,538	UMBS, Pool # AL8191, 4.00%, due 12/01/45	587,174
79,703	UMBS, Pool # AO4109, 4.00%, due 06/01/42	80,471
209,608	UMBS, Pool # AQ7923, 3.00%, due 12/01/42	200,439
347,883	UMBS, Pool # AS5133, 3.50%, due 06/01/45	340,426
86,677	UMBS, Pool # AS6286, 4.00%, due 12/01/45	87,341
117,327	UMBS, Pool # AS6304, 4.00%, due 12/01/45	118,226
179,591	UMBS, Pool # AS6452, 3.50%, due 01/01/46	175,673
134,492	UMBS, Pool # AS7693, 2.00%, due 08/01/31	128,662
199,035	UMBS, Pool # AS8073, 2.50%, due 10/01/46	179,903
139,481	UMBS, Pool # AZ3743, 3.50%, due 11/01/45	136,438
222,837	UMBS, Pool # BC9468, 3.00%, due 06/01/46	211,469
457,100	UMBS, Pool # BD7043, 4.00%, due 03/01/47	459,030
299,284	UMBS, Pool # BE7192, 4.00%, due 03/01/47	300,968
3,468,966	UMBS, Pool # BJ0104, 3.50%, due 10/01/47	3,393,381
455,574	UMBS, Pool # BK1023, 4.50%, due 02/01/48	461,981
265,159	UMBS, Pool # BK7611, 4.50%, due 09/01/48	268,293
666,984	UMBS, Pool # BM1573, 3.50%, due 07/01/47	652,421
907,320	UMBS, Pool # BM1972, 3.50%, due 10/01/37	914,350
498,985	UMBS, Pool # BM3033, 3.00%, due 10/01/47	472,624
166,257	UMBS, Pool # BM3258, 3.00%, due 02/01/47	157,493
190,271	UMBS, Pool # BM3286, 4.50%, due 11/01/47	196,519
2,743,477	UMBS, Pool # BM3325, 3.00%, due 10/01/46	2,613,677
383,540	UMBS, Pool # BM3332, 3.50%, due 01/01/48	375,168
351,776	UMBS, Pool # BM3491, 4.50%, due 01/01/38	360,765
578,112	UMBS, Pool # BM3641, 4.00%, due 04/01/48	579,343
549,226	UMBS, Pool # BM4896, 3.00%, due 02/01/47	524,918
722,872	UMBS, Pool # BM5213, 3.00%, due 07/01/45	688,404
162,277	UMBS, Pool # BM5293, 3.50%, due 02/01/49	158,636
318,114	UMBS, Pool # BM5694, 4.00%, due 06/01/48	318,881
117,956	UMBS, Pool # BM5874, 4.00%, due 01/01/48	118,853
176,972	UMBS, Pool # BM5950, 3.00%, due 11/01/48	168,149
957,114	UMBS, Pool # BN6216, 4.50%, due 03/01/49	975,595
186,432	UMBS, Pool # BO1420, 3.50%, due 09/01/49	180,984

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
453,310	UMBS, Pool # BO5387, 3.50%, due 12/01/49	442,542
298,312	UMBS, Pool # BP2898, 4.00%, due 03/01/50	296,649
576,219	UMBS, Pool # BP3048, 3.00%, due 03/01/50	538,628
413,866	UMBS, Pool # BP5462, 2.50%, due 06/01/50	376,657
319,888	UMBS, Pool # BP5568, 3.00%, due 06/01/50	298,858
1,495,937	UMBS, Pool # BP6618, 2.50%, due 08/01/50	1,349,571
5,983,954	UMBS, Pool # BP9250, 2.50%, due 07/01/50	5,400,851
797,439	UMBS, Pool # BQ3132, 2.00%, due 10/01/50	699,219
569,467	UMBS, Pool # BQ3138, 2.50%, due 10/01/50	517,532
986,915	UMBS, Pool # BU8763, 3.00%, due 04/01/52	922,249
3,979,819	UMBS, Pool # BV5578, 3.00%, due 05/01/52	3,715,359
822,413	UMBS, Pool # BV6614, 3.50%, due 04/01/52	793,610
675,356	UMBS, Pool # BV7064, 3.50%, due 04/01/52	651,233
1,589,972	UMBS, Pool # BV8474, 3.00%, due 05/01/52	1,489,544
998,882	UMBS, Pool # CA0623, 4.50%, due 10/01/47	1,016,990
552,858	UMBS, Pool # CA0655, 3.50%, due 11/01/47	540,771
52,920	UMBS, Pool # CA3828, 4.00%, due 07/01/49	52,853
767,680	UMBS, Pool # CA3986, 5.00%, due 08/01/49	795,908
307,898	UMBS, Pool # CA4149, 3.00%, due 09/01/49	287,721
650,483	UMBS, Pool # CA4831, 4.50%, due 12/01/49	661,114
508,731	UMBS, Pool # CA5229, 3.00%, due 02/01/50	474,708
3,145,942	UMBS, Pool # CA5354, 3.50%, due 03/01/50	3,056,956
442,189	UMBS, Pool # CA5571, 4.00%, due 04/01/50	440,041
5,510,458	UMBS, Pool # CA6097, 3.50%, due 06/01/50	5,333,483
2,802,152	UMBS, Pool # CA6738, 3.00%, due 08/01/50	2,619,086
1,585,027	UMBS, Pool # CA6777, 4.50%, due 08/01/50	1,599,416
403,947	UMBS, Pool # CA6799, 2.00%, due 08/01/50	353,446
685,360	UMBS, Pool # CA6871, 2.50%, due 08/01/35	655,453
1,557,487	UMBS, Pool # CA6872, 2.50%, due 08/01/35	1,497,173
1,414,848	UMBS, Pool # CA7030, 2.50%, due 09/01/50	1,285,637
3,906,047	UMBS, Pool # CA8062, 2.50%, due 12/01/50	3,536,335
501,466	UMBS, Pool # CB2858, 2.50%, due 02/01/52	453,158
800,755	UMBS, Pool # FM0030, 3.00%, due 02/01/49	758,361
221,198	UMBS, Pool # FM1001, 3.50%, due 11/01/48	216,416
223,666	UMBS, Pool # FM1266, 5.00%, due 07/01/49	230,799
111,470	UMBS, Pool # FM1347, 3.00%, due 12/01/48	106,203
625,937	UMBS, Pool # FM1467, 3.00%, due 12/01/47	598,294
449,366	UMBS, Pool # FM1588, 3.00%, due 10/01/49	421,858
223,852	UMBS, Pool # FM1715, 3.00%, due 12/01/45	212,866
290,501	UMBS, Pool # FM1790, 3.00%, due 11/01/49	271,457
222,724	UMBS, Pool # FM1864, 3.00%, due 11/01/49	208,792
3,397,432	UMBS, Pool # FM2217, 3.00%, due 03/01/47	3,248,240
2,213,707	UMBS, Pool # FM2226, 3.00%, due 09/01/46	2,115,102
453,778	UMBS, Pool # FM2336, 4.00%, due 01/01/50	453,417
1,877,629	UMBS, Pool # FM2385, 3.00%, due 09/01/48	1,773,541
480,866	UMBS, Pool # FM2461, 3.50%, due 03/01/50	466,732
657,185	UMBS, Pool # FM2570, 4.50%, due 04/01/48	678,548
440,286	UMBS, Pool # FM2674, 4.00%, due 03/01/50	438,718
1,477,497	UMBS, Pool # FM3250, 3.50%, due 05/01/50	1,436,430

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,111,514	UMBS, Pool # FM3889, 3.00%, due 07/01/50	1,038,156
831,432	UMBS, Pool # FM4330, 2.50%, due 10/01/50	756,976
843,974	UMBS, Pool # FM4350, 2.00%, due 09/01/50	737,051
1,675,273	UMBS, Pool # FM4532, 3.00%, due 09/01/50	1,566,262
2,004,219	UMBS, Pool # FM5018, 2.50%, due 12/01/50	1,816,964
34,296	UMBS, Pool # FM5035, 4.00%, due 07/01/50	34,290
2,671,261	UMBS, Pool # FM5721, 3.00%, due 12/01/40	2,532,488
739,399	UMBS, Pool # FM5875, 4.50%, due 04/01/50	748,157
1,286,302	UMBS, Pool # FM5996, 4.50%, due 03/01/49	1,301,931
1,334,037	UMBS, Pool # FM6133, 3.50%, due 08/01/50	1,295,397
924,372	UMBS, Pool # FM6273, 3.00%, due 12/01/34	916,551
2,163,915	UMBS, Pool # FM6497, 2.00%, due 03/01/51	1,894,720
966,053	UMBS, Pool # FM6585, 3.50%, due 11/01/40	944,990
892,351	UMBS, Pool # FM7341, 4.00%, due 03/01/48	898,214
1,345,131	UMBS, Pool # FM7785, 4.00%, due 05/01/49	1,347,140
2,156,779	UMBS, Pool # FM7794, 4.00%, due 01/01/50	2,150,780
2,313,196	UMBS, Pool # FM8216, 4.00%, due 11/01/48	2,319,809
1,002,237	UMBS, Pool # FM8422, 2.50%, due 08/01/51	904,003
777,829	UMBS, Pool # FM8451, 2.50%, due 08/01/51	704,081
1,795,541	UMBS, Pool # FM8603, 4.00%, due 09/01/49	1,799,312
2,996,093	UMBS, Pool # FM8968, 3.00%, due 04/01/48	2,852,225
4,389,206	UMBS, Pool # FM9461, 3.50%, due 11/01/51	4,241,945
1,097,948	UMBS, Pool # FM9674, 3.50%, due 06/01/49	1,071,067
847,529	UMBS, Pool # FM9726, 2.50%, due 11/01/51	769,188
4,379,994	UMBS, Pool # FM9728, 2.50%, due 11/01/51	3,963,272
499,707	UMBS, Pool # FM9977, 4.00%, due 02/01/50	499,307
1,192,624	UMBS, Pool # FS0027, 2.50%, due 11/01/51	1,082,384
1,394,911	UMBS, Pool # FS0065, 4.50%, due 12/01/50	1,424,208
976,994	UMBS, Pool # FS0194, 2.50%, due 01/01/52	882,691
2,542,547	UMBS, Pool # FS0644, 3.00%, due 02/01/52	2,381,363
2,060,522	UMBS, Pool # FS0715, 3.00%, due 01/01/52	1,932,618
8,631,625	UMBS, Pool # FS0731, 2.00%, due 02/01/52	7,527,974
499,749	UMBS, Pool # FS1201, 3.00%, due 01/01/50	466,462
680,198	UMBS, Pool # FS1205, 3.50%, due 04/01/52	657,376
1,481,632	UMBS, Pool # FS1228, 3.00%, due 03/01/52	1,385,702
514,223	UMBS, Pool # FS1285, 3.50%, due 02/01/52	499,727
487,122	UMBS, Pool # FS1427, 3.00%, due 02/01/50	456,981
324,695	UMBS, Pool # FS1602, 4.00%, due 07/01/49	325,575
457,352	UMBS, Pool # FS1624, 2.50%, due 10/01/51	413,910
209,080	UMBS, Pool # FS1637, 4.00%, due 04/01/52	207,585
119,741	UMBS, Pool # MA2781, 2.50%, due 10/01/46	108,672
2,890,500	UMBS, Pool # MA2863, 3.00%, due 01/01/47	2,736,451
367,096	UMBS, Pool # MA3058, 4.00%, due 07/01/47	368,344
101,033	UMBS, Pool # MA3087, 3.50%, due 08/01/47	98,270
105,934	UMBS, Pool # MA3155, 3.00%, due 10/01/32	105,030
348,403	UMBS, Pool # MA3182, 3.50%, due 11/01/47	340,810
165,356	UMBS, Pool # MA3211, 4.00%, due 12/01/47	166,164
114,922	UMBS, Pool # MA3238, 3.50%, due 01/01/48	112,355
292,125	UMBS, Pool # MA3332, 3.50%, due 04/01/48	286,314

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
108,362	UMBS, Pool # MA3364, 3.50%, due 05/01/33	108,515
67,304	UMBS, Pool # MA3385, 4.50%, due 06/01/48	68,122
277,076	UMBS, Pool # MA3414, 3.50%, due 07/01/48	270,812
87,396	UMBS, Pool # MA3442, 3.50%, due 08/01/48	85,129
72,062	UMBS, Pool # MA3521, 4.00%, due 11/01/48	72,102
703,896	UMBS, Pool # MA3871, 3.00%, due 12/01/49	656,326
597,899	UMBS, Pool # MA3937, 3.00%, due 02/01/50	558,812
143,442	UMBS, Pool # MA3960, 3.00%, due 03/01/50	133,828
790,863	UMBS, Pool # MA4018, 2.00%, due 05/01/50	690,916
525,003	UMBS, Pool # MA4048, 3.00%, due 06/01/50	490,190
139,028	UMBS, Pool # MA4120, 2.50%, due 09/01/50	125,496
1,618,502	UMBS, Pool # MA4158, 2.00%, due 10/01/50	1,415,190
446,320	UMBS, Pool # MA4181, 1.50%, due 11/01/50	371,771
368,886	UMBS, Pool # MA4204, 2.00%, due 12/01/40	329,982
821,280	UMBS, Pool # MA4208, 2.00%, due 12/01/50	716,423
3,788,130	UMBS, Pool # MA4209, 1.50%, due 12/01/50	3,154,579
560,324	UMBS, Pool # MA4232, 2.00%, due 01/01/41	501,211
1,263,803	UMBS, Pool # MA4237, 2.00%, due 01/01/51	1,102,459
576,843	UMBS, Pool # MA4268, 2.00%, due 02/01/41	515,946
110,899	UMBS, Pool # MA4281, 2.00%, due 03/01/51	96,772
316,711	UMBS, Pool # MA4333, 2.00%, due 05/01/41	283,288
354,543	UMBS, Pool # MA4356, 2.50%, due 06/01/51	320,273
480,712	UMBS, Pool # MA4380, 3.00%, due 07/01/51	448,795
500,459	UMBS, Pool # MA4399, 2.50%, due 08/01/51	451,121
487,071	UMBS, Pool # MA4511, 2.00%, due 01/01/52	423,512
499,858	UMBS, Pool # MA4512, 2.50%, due 01/01/52	450,523
1,006,240	UMBS, Pool # MA4549, 3.00%, due 02/01/52	938,519
488,813	UMBS, Pool # MA4578, 2.50%, due 04/01/52	440,143
2,000,000	UMBS, Pool # MA4600, 3.50%, due 05/01/52	1,926,396
1,049,134	UMBS, Pool # MA4624, 3.00%, due 06/01/52	978,522
1,627,395	UMBS, Pool # QA6328, 3.00%, due 01/01/50	1,533,297
1,248,700	UMBS, Pool # QA6367, 3.00%, due 01/01/50	1,172,080
879,462	UMBS, Pool # QA7234, 3.00%, due 02/01/50	821,640
627,144	UMBS, Pool # QA8518, 3.00%, due 04/01/50	588,355
213,571	UMBS, Pool # QB0220, 3.00%, due 06/01/50	199,473
881,371	UMBS, Pool # QB4847, 2.50%, due 10/01/50	796,817
819,943	UMBS, Pool # QB6476, 2.50%, due 12/01/50	747,161
317,449	UMBS, Pool # QC0039, 2.50%, due 03/01/51	288,465
1,629,721	UMBS, Pool # QC4339, 2.00%, due 07/01/51	1,426,931
908,955	UMBS, Pool # QC5189, 2.50%, due 08/01/51	819,247
467,747	UMBS, Pool # QC6357, 2.50%, due 09/01/51	421,738
318,854	UMBS, Pool # QD5507, 2.00%, due 01/01/52	278,086
987,772	UMBS, Pool # QE0375, 4.00%, due 04/01/52	986,860
1,997,213	UMBS, Pool # QE1044, 3.50%, due 04/01/52	1,925,875
4,001,299	UMBS, Pool # QE1356, 2.50%, due 04/01/52	3,606,473
891,733	UMBS, Pool # RA1741, 3.50%, due 11/01/49	865,847
1,660,794	UMBS, Pool # RA1776, 3.00%, due 12/01/49	1,557,767
1,053,170	UMBS, Pool # RA1860, 3.00%, due 12/01/49	983,957
558,623	UMBS, Pool # RA2572, 3.50%, due 05/01/50	541,896

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,948,863	UMBS, Pool # RA2790, 2.50%, due 06/01/50	1,757,846
2,005,538	UMBS, Pool # RA2853, 2.50%, due 06/01/50	1,808,965
738,182	UMBS, Pool # RA3206, 2.00%, due 08/01/50	644,053
3,656,462	UMBS, Pool # RA3607, 3.00%, due 09/01/50	3,436,060
3,953,871	UMBS, Pool # RA5767, 2.50%, due 09/01/51	3,561,669
278,161	UMBS, Pool # RA6432, 2.50%, due 12/01/51	250,624
920,975	UMBS, Pool # RA6509, 2.00%, due 12/01/51	803,232
543,037	UMBS, Pool # RA6951, 3.50%, due 03/01/52	526,268
2,023,986	UMBS, Pool # RB5111, 2.00%, due 05/01/41	1,810,130
494,447	UMBS, Pool # SB8510, 2.00%, due 02/01/36	462,377
770,550	UMBS, Pool # SD0100, 3.00%, due 10/01/49	722,917
1,987,899	UMBS, Pool # SD0499, 3.00%, due 08/01/50	1,869,617
1,303,389	UMBS, Pool # SD0558, 2.50%, due 03/01/51	1,184,378
1,448,781	UMBS, Pool # SD0619, 4.00%, due 07/01/50	1,442,330
877,603	UMBS, Pool # SD0742, 2.50%, due 11/01/51	795,270
276,526	UMBS, Pool # SD0746, 2.00%, due 11/01/51	241,174
493,737	UMBS, Pool # SD0815, 3.00%, due 01/01/52	463,653
5,677,433	UMBS, Pool # SD7526, 2.50%, due 10/01/50	5,167,675
1,313,020	UMBS, Pool # SD7543, 2.50%, due 08/01/51	1,193,116
1,962,319	UMBS, Pool # SD7551, 3.00%, due 01/01/52	1,844,026
3,161	UMBS, Pool # SD8025, 3.50%, due 11/01/49	3,074
1,173,958	UMBS, Pool # SD8075, 3.50%, due 07/01/50	1,139,097
4,660,126	UMBS, Pool # SD8090, 2.00%, due 09/01/50	4,062,638
851,779	UMBS, Pool # SD8104, 1.50%, due 11/01/50	708,596
418,370	UMBS, Pool # SD8113, 2.00%, due 12/01/50	364,863
420,522	UMBS, Pool # SD8121, 2.00%, due 01/01/51	366,671
194,887	UMBS, Pool # SD8134, 2.00%, due 03/01/51	169,963
3,764,438	UMBS, Pool # SD8141, 2.50%, due 04/01/51	3,392,950
1,498,814	UMBS, Pool # SD8183, 2.50%, due 12/01/51	1,350,440
3,504,997	UMBS, Pool # SD8188, 2.00%, due 01/01/52	3,045,758
994,306	UMBS, Pool # SD8214, 3.50%, due 05/01/52	957,714
2,999,900	UMBS, Pool # SD8219, 2.50%, due 06/01/52	2,702,411
2,989,663	UMBS, Pool # SD8220, 3.00%, due 06/01/52	2,788,705
499,999	UMBS, Pool # SD8221, 3.50%, due 06/01/52	481,598
500,000	UMBS, Pool # SD8226, 3.50%, due 07/01/52	481,599
894,264	UMBS, Pool # ZM1609, 3.50%, due 09/01/46	878,393
272,770	UMBS, Pool # ZS4727, 4.00%, due 07/01/47	274,027
170,329	UMBS, Pool # ZS4760, 4.00%, due 03/01/48	170,230
1,475,760	UMBS, Pool # ZS4763, 3.50%, due 04/01/48	1,443,377
478,671	UMBS, Pool # ZT0657, 6.00%, due 07/01/40	524,674
209,149	UMBS, Pool # ZT1748, 5.00%, due 01/01/49	216,465
1,000,000	UMBS TBA, 2.00%, due 07/18/37	933,672
2,500,000	UMBS TBA, 2.50%, due 07/14/52	2,249,023
4,000,000	UMBS TBA, 3.00%, due 07/14/52	3,726,563
1,000,000	UMBS TBA, 3.50%, due 07/14/52	961,953
500,000	UMBS TBA, 3.50%, due 08/11/52	480,428
4,500,000	UMBS TBA, 4.00%, due 04/25/52	4,431,182
1,500,000	UMBS TBA, 4.00%, due 06/13/52	1,480,688

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
5,875,000	UMBS TBA, 4.00%, due 07/14/52	5,795,022
5,007,000	UMBS TBA, 4.50%, due 07/14/52	5,027,537

		322,105,489

	Municipal Obligations — 1.0%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	59,888
165,000	Bay Area Toll Authority, 2.57%, due 04/01/31	150,989
300,000	Bay Area Toll Authority, 6.26%, due 04/01/49	383,888
1,525,000	California Health Facilities Financing Authority, 4.19%, due 06/01/37	1,453,693
1,300,000	Dallas Fort Worth International Airport, 1.93%, due 11/01/28	1,147,786
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14(i)	90,690
601,000	Florida State Board of Administration Finance Corp., 1.71%, due 07/01/27	544,112
257,000	Golden State Tobacco Securitization Corp., 4.21%, due 06/01/50	210,050
1,612,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 3.62%, due 02/01/29	1,612,333
715,000	Michigan Finance Authority, 2.37%, due 09/01/49(b)	707,261
550,000	Michigan State University, 4.17%, due 08/15/22(i)	465,609
351,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	412,999
327,000	New Jersey Transportation Trust Fund Authority, 4.08%, due 06/15/39	295,170
25,000	New Jersey Transportation Trust Fund Authority, 4.13%, due 06/15/42	21,792
1,350,000	New York State Urban Development Corp., 5.77%, due 03/15/39	1,463,747
2,195,000	Port Authority of New York & New Jersey, 1.09%, due 07/01/23	2,154,737
885,000	State of California, General Obligation, 7.50%, due 04/01/34	1,137,780
555,000	State of California, General Obligation, 7.55%, due 04/01/39	754,443
935,000	State of Connecticut, General Obligation, 3.98%, due 06/15/29	942,190
695,000	State of Illinois, General Obligation, 5.00%, due 11/01/22	701,321
750,000	University of Michigan, 4.45%, due 04/01/22(i)	685,496
595,000	University of Virginia, 2.58%, due 11/01/51	439,328
105,000	University of Virginia, 4.18%, due 09/01/17(i)	91,246

		15,926,548

	Sovereign Debt Obligations — 0.2%
1,407,000	Argentine Republic Government International Bond, 2.50%, due 07/09/41(d)	379,482
200,000	Bermuda Government International Bond, 2.38%, due 08/20/30 144A	167,981
55,000	Corp. Andina de Fomento, 2.75%, due 01/06/23(g)	54,898
215,000	Export-Import Bank of India, 3.88%, due 02/01/28 144A	205,426
450,000	Indonesia Government International Bond, 3.50%, due 01/11/28	430,849
200,000	Japan Bank for International Cooperation, 3.38%, due 10/31/23	201,111
200,000	Japan Finance Organization for Municipalities, 1.75%, due 09/05/24 144A	194,127
290,000	Mexico Government International Bond, 3.50%, due 02/12/34	240,262
45,000	Peruvian Government International Bond, 2.78%, due 01/23/31	38,369
135,000	Province of Alberta Canada, 1.30%, due 07/22/30	114,413
85,000	Province of Alberta Canada, 3.30%, due 03/15/28	84,575
100,000	Province of Manitoba Canada, 2.13%, due 06/22/26	95,576
220,000	Province of Quebec Canada, 2.75%, due 04/12/27	215,184
568,000	Qatar Government International Bond, 5.10%, due 04/23/48 144A	596,266
789,000	Saudi Government International Bond, 4.38%, due 04/16/29 144A	801,821

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Sovereign Debt Obligations — continued
185,000	Uruguay Government International Bond, 4.98%, due 04/20/55	183,269
65,000	Uruguay Government International Bond, 5.10%, due 06/18/50	65,542

		4,069,151

	U.S. Government and Agency Obligations — 23.2%
495,000	FNMA, 0.88%, due 08/05/30	409,853
170,000	FNMA, 2.38%, due 01/19/23	169,908
315,000	FNMA, 2.50%, due 02/05/24	312,814
310,000	FNMA, 6.63%, due 11/15/30	383,338
210,000	Tennessee Valley Authority, 1.50%, due 09/15/31	178,725
25,000	Tennessee Valley Authority, 7.13%, due 05/01/30	31,436
14,962,000	U.S. Treasury Bond, 1.13%, due 08/15/40	10,343,067
520,000	U.S. Treasury Bond, 1.25%, due 05/15/50	331,073
525,000	U.S. Treasury Bond, 1.38%, due 11/15/40	378,308
4,066,000	U.S. Treasury Bond, 1.38%, due 08/15/50	2,678,239
15,401,000	U.S. Treasury Bond, 1.75%, due 08/15/41	11,721,003
7,517,000	U.S. Treasury Bond, 1.88%, due 02/15/41	5,898,643
6,057,000	U.S. Treasury Bond, 1.88%, due 02/15/51	4,546,299
13,330,000	U.S. Treasury Bond, 2.00%, due 11/15/41	10,592,143
6,585,000	U.S. Treasury Bond, 2.00%, due 08/15/51	5,092,314
10,720,000	U.S. Treasury Bond, 2.25%, due 05/15/41	8,949,525
48,096,000	U.S. Treasury Bond, 2.25%, due 02/15/52	39,596,535
18,685,000	U.S. Treasury Bond, 2.38%, due 02/15/42	15,850,135
5,140,000	U.S. Treasury Bond, 2.38%, due 05/15/51	4,341,091
13,120,000	U.S. Treasury Bond, 2.50%, due 02/15/46	11,135,088
3,650,000	U.S. Treasury Bond, 2.50%, due 05/15/46	3,096,512
6,458,000	U.S. Treasury Bond, 2.88%, due 05/15/52	6,101,296
1,557,000	U.S. Treasury Bond, 3.00%, due 02/15/47	1,455,126
170,000	U.S. Treasury Bond, 3.00%, due 05/15/47	159,030
12,182,000	U.S. Treasury Bond, 3.25%, due 05/15/42	11,892,678
2,835,900	U.S. Treasury Bond, 3.63%, due 08/15/43	2,913,001
2,314,389	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 01/15/30	2,210,720
515,771	U.S. Treasury Inflation Indexed Bonds, 1.00%, due 02/15/49	497,394
5,565,000	U.S. Treasury Note, 0.13%, due 01/15/24	5,331,313
2,363,000	U.S. Treasury Note, 0.50%, due 03/31/25	2,205,667
18,605,000	U.S. Treasury Note, 0.75%, due 05/31/26	17,025,028
41,527,000	U.S. Treasury Note, 1.50%, due 01/31/27	38,778,269
13,680,000	U.S. Treasury Note, 1.88%, due 02/15/32	12,395,363
13,210,000	U.S. Treasury Note, 2.50%, due 04/30/24	13,096,735
22,261,000	U.S. Treasury Note, 2.63%, due 04/15/25	22,021,868
19,391,000	U.S. Treasury Note, 2.63%, due 05/31/27	19,026,661
701,000	U.S. Treasury Note, 2.75%, due 05/15/25	695,688
8,000,000	U.S. Treasury Note, 2.75%, due 05/31/29	7,843,750
18,610,000	U.S. Treasury Note, 2.88%, due 05/15/28(o)	18,396,639
25,333,000	U.S. Treasury Note, 2.88%, due 05/15/32	25,051,962
5,955,000	U.S. Treasury STRIPS, 3.44%, due 08/15/30(n)	4,638,135
955,000	U.S. Treasury STRIPS, 4.04%, due 05/15/37(n)	591,980
90,000	U.S. Treasury STRIPS, 4.25%, due 11/15/38(n)	52,622
360,000	U.S. Treasury STRIPS, 4.31%, due 02/15/39(n)	207,762

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	U.S. Government and Agency Obligations — continued
155,000	U.S. Treasury STRIPS, 4.32%, due 05/15/39(n)	88,842
255,000	U.S. Treasury STRIPS, 4.34%, due 08/15/39(n)	144,913
2,310,000	U.S. Treasury STRIPS, 4.48%, due 02/15/40(n)	1,278,291
2,865,000	U.S. Treasury STRIPS, 4.68%, due 11/15/40(n)	1,523,635
195,000	U.S. Treasury STRIPS, 4.83%, due 05/15/41(n)	100,835
525,000	U.S. Treasury STRIPS, 4.93%, due 08/15/41(n)	267,047
5,195,000	U.S. Treasury STRIPS, 4.99%, due 11/15/41(n)	2,608,752
1,105,000	U.S. Treasury STRIPS, 5.10%, due 05/15/42(n)	541,726
85,000	U.S. Treasury STRIPS, 5.15%, due 08/15/42(n)	41,209
1,750,000	U.S. Treasury STRIPS, 5.17%, due 11/15/42(n)	841,284
4,620,000	U.S. Treasury STRIPS, 5.21%, due 02/15/43(n)	2,198,072
646,000	U.S. Treasury STRIPS, 5.26%, due 11/15/43(n)	299,907
280,000	U.S. Treasury STRIPS, 5.33%, due 05/15/44(n)	127,490
2,095,000	U.S. Treasury STRIPS, 5.36%, due 08/15/44(n)	945,043
670,000	U.S. Treasury STRIPS, 5.38%, due 02/15/45(n)	297,693
310,000	U.S. Treasury STRIPS, 5.40%, due 02/15/46(n)	134,128
430,000	U.S. Treasury STRIPS, 5.41%, due 11/15/45(n)	187,107

		360,250,710

	TOTAL DEBT OBLIGATIONS (COST $1,650,786,042)	1,504,468,152

	SHORT-TERM INVESTMENT — 1.7%

	Mutual Fund - Securities Lending Collateral — 1.7%
26,457,905	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.43%(p) (q)	26,457,905

	TOTAL SHORT-TERM INVESTMENT (COST $26,457,905)	26,457,905

	TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 98.5% (Cost $1,677,243,947)	1,530,926,057

	TBA Sale Commitments — (0.1)%
(1,000,000)	UMBS TBA, 3.00%, due 07/14/52	(931,641)
(1,500,000)	UMBS TBA, 4.00%, due 06/13/52	(1,480,688)

		(2,412,329)

	TOTAL TBA SALE COMMITMENTS (PROCEEDS $2,423,086)	(2,412,329)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 98.4% (Cost $1,674,820,861)	1,528,513,728

	Other Assets and Liabilities (net) — 1.6%	25,199,530

	NET ASSETS — 100.0%	$1,553,713,258

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Notes to Schedule of Investments:

(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Variable or floating rate note. Rate shown is as of June 30, 2022.

(d)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.

(e)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $2,666,954 which represents 0.2% of net assets. The aggregate cost of these securities held at June 30, 2022 was $4,232,509.

(f)	When-issued security.

(g)	All or a portion of this security is out on loan.

(h)	Security is perpetual and has no stated maturity date.

(i)	Year of maturity is greater than 2100.

(j)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $1,197,097, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.

(k)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(l)	Security is currently in default.

(m)	Level 3 — significant unobservable inputs were used in determining the value of this security in the Fund.

(n)	Interest rate presented is yield to maturity.

(o)	All or a portion of this security is pledged for open futures collateral.

(p)	The rate disclosed is the 7-day net yield as of June 30, 2022.

(q)	Represents an investment of securities lending cash collateral.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $314,202,170 which represents 20.2% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

At June 30, 2022, the Fund held the following restricted securities:

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Credit Agricole SA, 2.81%, due 01/11/41	01/28/21	USD	320,000	$308,214	$221,400
LSC Communication, Inc., 8.75%, due 10/15/23	08/27/21	USD	284,000	—	534
Massachusetts Mutual Life Insurance Co., 3.38%, due 04/15/50	04/13/20	USD	1,255,000	1,288,233	975,163

					$1,197,097

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	8,768,748	USD	9,235,421	07/05/22	JPMorgan Chase Bank N.A.	$(68,134)
USD	9,423,282	EUR	8,768,748	07/05/22	Barclays Bank Plc	255,996
USD	9,252,195	EUR	8,768,748	08/02/22	JPMorgan Chase Bank N.A.	67,971

						$255,833

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
288	U.S. Treasury Note 10-Year	Sep 2022	$34,137,000	$(78,272)
247	U.S. Treasury Note 2-Year	Sep 2022	51,873,860	(168,631)
295	U.S. Treasury Note 5-Year	Sep 2022	33,113,750	(117,272)
48	U.S. Ultra Bond	Sep 2022	7,408,500	(96,232)

				$(460,407)

Sales
1	Euro-Bobl	Sep 2022	$129,835	$1,013
3	Euro-Bund	Sep 2022	466,626	9,888
260	U.S. Long Bond	Sep 2022	36,042,500	262,833
229	U.S. Ultra 10-Year	Sep 2022	29,168,875	230,602

				$504,336

Currency Abbreviations

EUR	— Euro
USD	— U.S. Dollar

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Other Abbreviations

ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CMO	—	Collateralized Mortgage Obligation
CMT	—	Constant Maturity Treasury Index
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
MTN	—	Medium Term Note
PIK	—	Payment In Kind
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
TBA	—	To Be Announced
TSFR	—	Term Secured Overnight Financing Rate
UMBS	—	Uniform Mortgage-Backed Securities are single-class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	97.4
Futures Contracts	0.0 *
TBA Sale Commitments	(0.2)
Forward Foreign Currency Contracts	(0.6)
Short-Term Investment	1.7
Other Assets and Liabilities (net)	1.7

100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.